VANECK VECTORS AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.3%
Burkina Faso: 2.1%
389,502	IAMGOLD Corp. (USD) *	$1,160,716
Canada: 3.0%
32,425	B2Gold Corp. (USD)	139,752
65,373	Barrick Gold Corp. (USD)	1,294,385
35,578	Ivanhoe Mines Ltd. * †	183,148
		1,617,285
China / Hong Kong: 2.4%
2,118,000	China Molybdenum Co. Ltd. #	1,293,055
Egypt: 4.7%
334,611	Centamin Plc (GBP) #	479,988
579,095	Commercial International Bank Egypt SAE Reg S (GDR)	2,064,474
		2,544,462
Germany: 3.4%
51,733	Jumia Technologies AG (ADR) *	1,834,452
India: 1.1%
19,875	MakeMyTrip Ltd. (USD) *	627,653
Indonesia: 1.0%
3,327,200	Golden Agri-Resources Ltd. (SGD) #	521,813
Ivory Coast: 2.7%
73,034	Endeavour Mining Corp. (CAD) *	1,471,895
Kenya: 8.5%
3,460,700	Equity Group Holdings Plc * #	1,202,322
10,438,300	Safaricom Plc	3,460,342
		4,662,664
Morocco: 13.1%
65,284	Attijariwafa Bank	3,038,452
59,697	Bank of Africa	1,034,614
69,210	Banque Centrale Populaire	1,934,159
42,131	Cosumar	1,120,161
		7,127,386
Nigeria: 8.3%
34,195,009	Guaranty Trust Bank Plc #	2,750,868
32,465,808	Zenith Bank Ltd. #	1,792,128
		4,542,996
Norway: 0.4%
7,190	Scatec ASA Reg S 144A #	218,286
South Africa: 37.1%
49,976	Absa Group Ltd. #	426,749
4,861	Anglo American Platinum Ltd. #	708,656
62,793	Anglo American Plc (GBP) #	2,461,428
20,727	Aspen Pharmacare Holdings Ltd. * #	202,441
18,497	AVI Ltd.	93,448
15,765	Bid Corp. Ltd. * #	305,480
20,060	Bidvest Group Ltd. † #	231,241
1,934	Capitec Bank Holdings Ltd. † #	185,841
12,159	Clicks Group Ltd.	197,953
19,507	Coronation Fund Managers Ltd. †	72,394
29,701	Discovery Ltd. * #	266,400
10,859	Exxaro Resources Ltd. #	127,887
236,845	FirstRand Ltd. † #	827,354
11,340	Foschini Group Ltd. * #	94,083
48,556	Gold Fields Ltd. (ADR)	460,796
221,383	Growthpoint Properties Ltd. #	197,971
31,900	Harmony Gold Mining Co. Ltd. (ADR) *	139,084
44,235	Impala Platinum Holdings Ltd. #	816,300
37,708	Investec Plc (GBP) #	114,077
4,362	Kumba Iron Ore Ltd. † #	179,560
73,644	Life Healthcare Group Holdings Ltd. * #	92,229
46,525	Momentum Metropolitan Holdings †	54,855
14,681	Mr Price Group Ltd. #	192,219
93,068	MTN Group Ltd. † #	546,402
5,675,799	MTN Nigeria Communications Plc #	2,225,612
19,741	MultiChoice Group Ltd. #	171,845
18,895	Naspers Ltd. #	4,523,630
19,598	Nedbank Group Ltd. #	185,719
81,398	Netcare Ltd. †	78,552
15,026	Northam Platinum Ltd. * #	260,955
221,312	Old Mutual Ltd. #	189,299
22,407	Pick n Pay Stores Ltd. † #	81,523
48,812	Rand Merchant Investment Holdings Ltd. #	101,198
35,414	Remgro Ltd. #	249,584
21,357	Resilient REIT Ltd. †	65,794
133,058	Sanlam Ltd. #	536,979
35,003	Sasol Ltd. (ADR) †	507,194
32,034	Shoprite Holdings Ltd. #	340,636
33,545	Sibanye Stillwater Ltd. (ADR)	599,114
9,666	Spar Group Ltd. #	124,257
85,174	Standard Bank Group Ltd. #	722,804
8,771	Tiger Brands Ltd. #	125,108
45,159	Woolworths Holdings Ltd. * #	151,191
		20,235,842
Switzerland: 2.1%
27,017	Mediclinic International Plc (GBP) * #	106,596
313,126	Nestle Nigeria Plc #	1,049,841
		1,156,437
Tanzania: 1.0%
24,260	AngloGold Ashanti Ltd. (ADR)	532,992
United Arab Emirates: 4.9%
173,200	Maroc Telecom #	2,663,554
United Kingdom: 1.7%
469,700	East African Breweries Ltd. *	678,670
29,251	Vodacom Group Ltd. (ZAR) #	249,978
		928,648
United States: 0.5%
3,022	Royal Caribbean Cruises Ltd. *	258,713
Zambia: 2.3%
65,671	First Quantum Minerals Ltd. (CAD)	1,251,399
Zimbabwe: 0.0%
32,900	Cassava Smartech Zimbabwe Ltd. * #	5,418
15,980	Delta Corp. Ltd. #	8,709
		14,127
Total Common Stocks (Cost: $44,140,340)		54,664,375
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2% (Cost: $97,355)
Money Market Fund: 0.2%
97,355	State Street Navigator Securities Lending Government Money Market Portfolio	97,355
Total Investments: 100.5% (Cost: $44,237,695)		54,761,730
Liabilities in excess of other assets: (0.5)%		(251,556)
NET ASSETS: 100.0%		$54,510,174

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,051,787.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $30,309,214 which represents 55.6% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $218,286, or 0.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	17.0%	$9,317,733
Consumer Discretionary	14.1	7,681,941
Consumer Staples	8.5	4,647,599
Energy	0.2	127,887
Financials	32.5	17,755,688
Health Care	0.9	479,818
Industrials	0.4	231,241
Materials	25.5	13,940,417
Real Estate	0.5	263,765
Utilities	0.4	218,286
	100.0%	$54,664,375

VANECK VECTORS AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Australia: 1.6%
3,002,989	Incitec Pivot Ltd. * #	$6,662,796
1,416,460	Treasury Wine Estates Ltd. † #	11,195,441
		17,858,237
Brazil: 2.8%
3,250,900	Rumo SA *	11,665,909
375,092	Yara International ASA (NOK) #	19,578,691
		31,244,600
Canada: 5.7%
1,176,329	Nutrien Ltd. (USD)	63,392,370
Chile: 0.7%
151,217	Sociedad Quimica y Minera de Chile SA (ADR)	8,025,086
China / Hong Kong: 5.4%
5,230,000	China Mengniu Dairy Co. Ltd. #	30,127,379
7,435,851	Wilmar International Ltd. (SGD) #	30,066,462
		60,193,841
Denmark: 1.1%
113,218	Bakkafrost P/F (NOK) † #	9,011,700
31,917	Schouw & Co. AB #	3,346,500
		12,358,200
Germany: 7.3%
1,209,736	Bayer AG #	76,834,444
469,739	K+S AG #	4,684,201
		81,518,645
Indonesia: 0.2%
16,197,645	Golden Agri-Resources Ltd. (SGD) #	2,540,315
Israel: 0.8%
1,540,189	ICL Group Ltd. (USD) †	8,948,498
Japan: 5.5%
2,135,330	Kubota Corp. #	48,810,246
92,000	Maruha Nichiro Corp. † #	2,185,791
179,400	Nippon Meat Packers, Inc. #	7,714,640
506,200	Nippon Suisan Kaisha Ltd. #	2,438,445
		61,149,122
Malaysia: 1.9%
5,643,455	IOI Corp. Bhd #	5,712,388
787,870	Kuala Lumpur Kepong Bhd #	4,372,794
1,316,480	PPB Group Bhd #	5,878,915
4,526,400	Sime Darby Plantation Bhd #	5,070,179
		21,034,276
Netherlands: 0.3%
185,810	OCI NV * #	4,016,251
Norway: 3.2%
599,484	Leroy Seafood Group ASA #	5,133,830
913,757	Mowi ASA #	22,739,364
114,006	Salmar ASA #	7,879,259
		35,752,453
Russia: 0.5%
295,603	PhosAgro PJSC Reg S (GDR) #	5,148,575
Singapore: 0.8%
17,707,700	Charoen Pokphand Indonesia Tbk PT #	8,544,704
Switzerland: 0.7%
16,353	Bucher Indistries AG #	8,368,384
Taiwan: 0.3%
1,813,000	Taiwan Fertilizer Co. Ltd. #	3,597,855
Thailand: 1.0%
11,835,036	Charoen Pokphand Foods (NVDR) #	11,197,702
United Kingdom: 3.4%
1,923,546	CNH Industrial NV (USD) *	30,084,260
128,211	Genus Plc #	8,592,411
		38,676,671
United States: 56.7%
118,148	AGCO Corp.	16,971,960
931,923	Archer-Daniels-Midland Co.	53,119,611
58,829	Balchem Corp.	7,377,745
251,112	Bunge Ltd.	19,905,648
310,101	CF Industries Holdings, Inc.	14,072,383
1,310,251	Corteva, Inc.	61,083,902
251,407	Darling Ingredients, Inc. *	18,498,527
247,974	Deere & Co.	92,776,992
660,165	Elanco Animal Health, Inc. *	19,441,859
241,271	FMC Corp.	26,686,985
148,900	IDEXX Laboratories, Inc. *	72,858,259
82,324	Neogen Corp. *	7,317,780
119,527	Pilgrim's Pride Corp. *	2,843,547
40,553	Sanderson Farms, Inc.	6,317,346
697,785	The Mosaic Co.	22,056,984
200,735	Toro Co.	20,703,808
231,201	Tractor Supply Co.	40,941,073
528,017	Tyson Foods, Inc.	39,231,663
592,847	Zoetis, Inc.	93,361,546
		635,567,618
Total Common Stocks (Cost: $892,921,643)		1,119,133,403
RIGHTS: 0.0% (Cost: $0)
Chile: 0.0%
27,541	Sociedad Quimica y Minera de Chile SA (USD 50.05, 04/19/2021) * #	85,377
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $892,921,643)		1,119,218,780
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $31,518)
Money Market Fund: 0.0%
31,518	State Street Navigator Securities Lending Government Money Market Portfolio	31,518
Total Investments: 99.9% (Cost: $892,953,161)		1,119,250,298
Other assets less liabilities: 0.1%		849,287
NET ASSETS: 100.0%		$1,120,099,585

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $8,741,646.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $361,535,039 which represents 32.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	3.7%	$40,941,073
Consumer Staples	28.9	323,664,561
Health Care	24.1	269,813,888
Industrials	20.5	229,381,559
Materials	22.8	255,417,699
	100.0%	$1,119,218,780

VANECK VECTORS BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 89.4%
Automobiles & Components: 0.8%
35,000	Mahle-Metal Leve SA Industria e Comercio	$143,516
61,600	Tupy SA	228,183
		371,699
Banks: 0.0%
2,106	Banco ABC Brasil SA * #	5,418
Capital Goods: 3.4%
132,915	Embraer SA (ADR) †	1,330,479
83,802	Iochpe Maxion SA	179,108
		1,509,587
Commercial & Professional Services: 0.3%
33,850	Ambipar Participacoes e Empreendimentos SA *	150,347
Commercial Services & Supplies: 1.5%
321,900	Boa Vista Servicos SA	658,252
Consumer Durables & Apparel: 12.0%
48,900	Arezzo Industria e Comercio SA	611,179
94,500	Cia Hering SA	270,137
55,050	Construtora Tenda SA	254,191
95,500	Cury Construtora e Incorporadora SA	165,256
221,600	Cyrela Brazil Realty SA Empreendimentos e Participacoes	970,471
76,650	Direcional Engenharia SA	169,134
100,150	Even Construtora e Incorporadora SA	183,623
138,252	EZ Tec Empreendimentos e Participacoes SA	787,218
188,550	Grendene SA	264,636
195,100	Grupo de Moda Soma SA *	509,184
77,100	Guararapes Confeccoes SA	187,797
206,250	MRV Engenharia e Participacoes SA	666,901
83,750	Vivara Participacoes SA	366,624
		5,406,351
Consumer Services: 8.0%
23,810	Afya Ltd. (USD) *	442,628
14,539	Arco Platform Ltd. (USD) * †	368,418
86,751	Arcos Dorados Holdings, Inc. (USD) *	441,563
130,100	BK Brasil Operacao e Assessoria	223,511
1,535,000	Cogna Educacao	1,085,394
149,952	CVC Brasil Operadora e Agencia de Viagens SA	525,358
234,900	GAEC Educacao SA	417,329
50,325	Ser Educacional SA Reg S 144A	109,883
		3,614,084
Diversified Financials: 0.9%
31,249	Vinci Partners Investments Ltd. (USD) *	410,924
Energy: 1.7%
31,600	3R Petroleum Oleo e Gas SA *	214,460
72,450	Enauta Participacoes SA	203,372
17,900	Modec, Inc. #	367,123
		784,955
Food & Staples Retailing: 0.8%
65,200	Dimed SA Distribuidora da Medicamentos	222,868
80,700	Empreendimentos Pague Menos S/A *	129,610
		352,478
Food, Beverage & Tobacco: 5.0%
47,114	Adecoagro SA (USD) *	370,316
63,900	Camil Alimentos SA	116,138
244,800	Minerva SA	443,616
148,050	Sao Martinho SA	780,145
65,800	SLC Agricola SA	521,850
		2,232,065
Health Care Equipment & Services: 5.8%
225,000	Fleury SA	1,023,336
41,650	Instituto Hermes Pardini SA	152,951
193,150	Odontoprev SA	451,249
180,650	Qualicorp SA	974,075
		2,601,611
Insurance: 2.0%
841,250	IRB Brasil Resseguros SA	916,181
Materials: 4.0%
232,625	Duratex SA	772,434
38,435	ERO Copper Corp. (CAD) *	661,533
27,054	Largo Resources Ltd. (CAD) * †	374,584
		1,808,551
Media & Entertainment: 1.0%
63,200	Meliuz SA *	276,215
47,400	Smiles Fidelidade SA	179,372
		455,587
Real Estate: 7.8%
128,038	Aliansce Sonae Shopping Centers SA *	626,013
626,900	BR Malls Participacoes SA	1,127,131
187,650	BR Properties SA	286,710
21,790	FII BTG Pactual Corporate Office Fund	317,444
78,700	Iguatemi Empresa de Shopping Centers SA	522,928
35,900	Jereissati Participacoes SA	170,167
231,700	JHSF Participacoes SA	286,504
39,900	Log Commercial Properties e Participacoes	203,021
		3,539,918
Retailing: 2.0%
53,200	C&A Modas Ltda	111,340
72,800	Enjoei.com.br Atividades de Internet SA *	135,805
83,550	Grupo SBF SA *	392,022
102,100	Lojas Quero Quero SA	277,895
		917,062
Semiconductors & Semiconductor Equipment: 0.7%
7,205	SMART Global Holdings, Inc. (USD) *	331,574
Software & Services: 1.9%
96,825	Linx SA (ADR) †	642,918
364,172	Sonda SA #	233,401
		876,319
Technology Hardware & Equipment: 0.5%
9,388	Ituran Location and Control Ltd. (USD)	199,307
Telecommunication Services: 3.5%
937,747	Oi SA (ADR) * †	1,556,660
Transportation: 13.0%
75,960	Azul SA (ADR) * †	1,533,632
277,400	Cia de Locacao das Americas	1,221,247
157,440	EcoRodovias Infraestrutura e Logistica SA *	327,822
77,608	Gol Linhas Aereas Inteligentes SA (ADR) * †	593,701
366,300	Hidrovias do Brasil SA *	387,864
122,300	Movida Participacoes SA	363,946
548,700	Santos Brasil Participacoes SA	664,837
83,200	Sequoia Logistica e Transportes SA *	392,006
59,900	Simpar SA	397,585
		5,882,640
Utilities: 12.8%
157,137	Alupar Investimento SA	716,080
172,838	Cia de Saneamento de Minas Gerais SA	463,673
274,700	Cia de Saneamento do Parana	1,073,686
216,750	Light SA	775,558
83,700	Omega Geracao SA *	584,405
313,150	Transmissora Alianca de Energia Eletrica SA	2,165,315
		5,778,717
Total Common Stocks (Cost: $38,305,854)		40,360,287
PREFERRED STOCKS: 9.3%
Banks: 1.5%
68,964	Banco ABC Brasil SA, 4.47%	177,659
253,800	Banco Pan SA, 1.92%	495,547
		673,206
Capital Goods: 1.3%
429,109	Marcopolo SA, 2.29%	213,462
145,850	Randon Implementos e Participacoes SA, 4.09%	354,995
		568,457
Financials: 0.8%
174,850	Banco do Estado do Rio Grande do Sul SA, 9.22%	374,014
Materials: 4.1%
544,750	Metalurgica Gerdau SA, 1.73%	1,297,842
44,077	Unipar Carbocloro SA, 2.95%	532,731
		1,830,573
Utilities: 1.6%
147,600	Cia Energetica de Sao Paulo, 9.22%	738,439
Total Preferred Stocks (Cost: $2,729,819)		4,184,689
CLOSED-END FUND: 1.1% (Cost: $526,087)
16,757	CSHG Logistica FI Imobiliario	523,938
Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $41,561,760)		45,068,914
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.5% (Cost: $1,606,293)
Money Market Fund: 3.5%
1,606,293	State Street Navigator Securities Lending Government Money Market Portfolio	1,606,293
Total Investments: 103.3% (Cost: $43,168,053)		46,675,207
Liabilities in excess of other assets: (3.3)%		(1,511,327)
NET ASSETS: 100.0%		$45,163,880

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,947,128.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $605,942 which represents 1.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $109,883, or 0.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	4.5%	$2,012,247
Consumer Discretionary	22.9	10,309,196
Consumer Staples	5.7	2,584,543
Energy	1.7	784,955
Financials	5.3	2,379,743
Health Care	5.8	2,601,611
Industrials	19.4	8,769,283
Information Technology	3.1	1,407,200
Materials	8.1	3,639,124
Real Estate	9.0	4,063,856
Utilities	14.5	6,517,156
	100.0%	$45,068,914

VANECK VECTORS CHINA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Automobiles & Components: 0.8%
5,378	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. #	$155,326
19,600	Shandong Linglong Tyre Co. Ltd. #	140,383
		295,709
Basic Materials: 0.5%
20,000	CNSIG Inner Mongolia Chemical Industry Co. Ltd. #	24,478
9,900	Dajin Heavy Industry Corp. #	14,174
12,500	Guangzhou Tinci Materials Technology Co. Ltd. #	156,511
		195,163
Capital Goods: 7.7%
16,016	Jiangsu Hengli Hydraulic Co. Ltd. #	219,294
8,200	Jinlei Technology Co. Ltd. #	38,509
5,600	Nanxing Machinery Co. Ltd. #	12,229
67,600	NARI Technology Co. Ltd. #	322,261
13,500	Ningbo Orient Wires & Cables Co. Ltd. #	48,427
15,600	Ocean's King Lighting Science & Technology Co. Ltd. #	19,109
10,500	Riyue Heavy Industry Co. Ltd. #	55,347
240,900	Sany Heavy Industry Co. Ltd. #	1,261,279
4,000	SEC Electric Machinery Co. Ltd. #	10,149
7,200	Shanghai Huaming Intelligent Terminal Equipment Co. Ltd. #	16,151
6,026	Yantai Eddie Precision Machinery Co. Ltd. #	55,455
7,602	Zhejiang Dingli Machinery Co. Ltd. #	112,015
304,700	Zoomlion Heavy Industry Science and Technology Co. Ltd. * #	593,321
		2,763,546
Commercial & Professional Services: 3.3%
18,250	A-Living Services Co. Ltd. Reg S 144A #	81,240
63,000	Country Garden Services Holdings Co. Ltd. #	642,097
26,000	Ever Sunshine Lifestyle Services Group Ltd. Reg S #	65,743
10,000	S-Enjoy Service Group Co. Ltd. #	30,793
13,900	Shanghai M&G Stationery, Inc. #	181,617
86,500	Shanghai Yuyuan Tourist Mart Group Co. Ltd. #	141,976
22,000	Times Neighborhood Holdings Ltd. Reg S #	16,682
11,956	Zhejiang Weiming Environment Protection Co. Ltd. #	40,117
		1,200,265
Consumer Durables & Apparel: 0.9%
11,300	Biem.L.Fdlkk Garment Co. Ltd. #	35,339
12,200	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. #	65,244
6,200	Healthcare Co. Ltd. * #	32,196
8,600	Jason Furniture Hangzhou Co. Ltd. #	105,785
2,100	Ningbo Peacebird Fashion Co. Ltd.	15,363
10,300	Shanghai Yaoji Technology Co. Ltd. #	37,662
18,300	Xinlong Holding Group Co. Ltd. * #	15,823
		307,412
Consumer, Cyclical: 2.2%
37,800	Baoxiniao Holding Co. Ltd. * #	20,204
10,500	CNHTC Jinan Truck Co. Ltd. #	61,434
43,200	Fangda Special Steel Technology Co. Ltd. * #	58,929
161,806	FAW Jiefang Group Co. Ltd. * #	269,979
25,300	Hisense Home Appliances Group Co. Ltd. #	64,741
24,000	Huisen Household International Group Ltd. Reg S #	6,439
12,700	Jiangsu Nanfang Bearing Co. Ltd. #	22,387
13,300	Ningbo United Group Co. Ltd. #	16,861
13,400	Pop Mart International Group Ltd. Reg S 144A † #	104,227
3,400	UE Furniture Co. Ltd. #	6,200
26,400	Weifu High-Technology Group Co. Ltd. #	95,588
21,600	Xiamen Comfort Science & Technology Group Co. Ltd. #	57,006
		783,995
Consumer, Non-cyclical: 3.6%
15,700	Beijing Beilu Pharmaceutical Co. Ltd. #	21,641
3,003	Cango, Inc. (ADR) * †	25,225
133,000	China Feihe Ltd. Reg S 144A #	377,576
14,600	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. #	54,500
75,000	COFCO Joycome Foods Ltd. Reg S #	38,803
16,000	Hunan New Wellful Co. Ltd. #	17,857
27,500	Jilin Aodong Pharmaceutical Group Co. Ltd. #	66,898
11,500	Kangji Medical Holdings Ltd. #	13,784
23,400	Livzon Pharmaceutical Group Inc. #	149,106
37,400	Luoxin Pharmaceuticals Group Stock Co. Ltd. #	56,007
17,400	Shandong Longda Meat Foodstuff Co. Ltd. #	26,511
10,200	Shanghai Tofflon Science & Technology Co. Ltd. #	33,320
14,300	Shanghai Xuerong Bio-Technology Co. Ltd. #	22,064
25,100	Tangrenshen Group Co. Ltd. #	31,263
3,600	Tibet Rhodiola Pharmaceutical Holding Co. #	26,671
78,000	Tingyi Cayman Islands Holding Corp. #	143,414
9,500	Xiamen Kingdomway Group Co. #	57,215
33,900	Zhejiang Huahai Pharmaceutical Co. Ltd. #	133,499
		1,295,354
Diversified Financials: 2.4%
3,738	360 DigiTech, Inc. (ADR) * †	97,225
72,400	China Galaxy Securities Co. Ltd. #	114,591
242,500	CSC Financial Co. Ltd. Reg S 144A † #	319,541
14,824	Hithink RoyalFlush Information Network Co. Ltd. #	271,336
3,800	Kunwu Jiuding Investment Holdings Co. Ltd. * #	9,172
64,700	Shaanxi International Trust Co. Ltd. #	32,970
		844,835
Energy: 0.2%
95,800	China Merchants Energy Shipping Co. Ltd. #	76,323
Food, Beverage & Tobacco: 22.3%
20,600	Angel Yeast Co. Ltd. #	174,295
6,800	Anhui Yingjia Distillery Co. Ltd. #	36,655
30,040	Foshan Haitian Flavouring and Food Co. Ltd. #	734,554
24,900	Fujian Sunner Development Co. Ltd. #	98,049
3,400	Ganso Co. Ltd. #	9,102
10,300	Guangdong Guanghong Holdings Co. Ltd. #	9,742
94,693	Henan Shuanghui Investment & Development Co. Ltd. #	593,917
20,800	Jiangsu King's Luck Brewery JSC Ltd. #	156,192
57,400	Jiangxi Zhengbang Technology Co. Ltd. #	132,848
9,500	Jiugui Liquor Co. Ltd. #	221,437
7,400	Kemen Noodle Manufacturing Co. Ltd. #	17,186
14,300	Liaoning Wellhope Agri-Tech JSC Ltd. #	26,263
30,328	Luzhou Laojiao Co. Ltd. #	1,046,876
86,589	Muyuan Foodstuff Co. Ltd. #	1,326,439
17,100	Sanquan Food Co. Ltd. #	59,110
14,100	Shanghai Bairun Investment Holding Group Co. Ltd. #	235,191
12,211	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. #	623,912
7,700	Sichuan Swellfun Co. Ltd. #	84,232
39,400	Tech-Bank Food Co. Ltd. * #	104,276
186,000	Want Want China Holdings Ltd. #	139,741
47,430	Wuliangye Yibin Co. Ltd. #	1,949,311
19,000	Yihai International Holding Ltd. † #	198,224
		7,977,552
Health Care Equipment & Services: 5.7%
89,300	Aier Eye Hospital Group Co. Ltd. #	810,525
20,000	AK Medical Holdings Ltd. Reg S 144A † #	25,587
12,200	Andon Health Co. Ltd. * #	15,480
12,950	Beijing Chunlizhengda Medical Instruments Co. Ltd. * † #	31,070
31,600	Blue Sail Medical Co. Ltd. #	93,081
25,400	Dian Diagnostics Group Co. Ltd. #	135,742
18,100	Edan Instruments, Inc. #	46,538
5,100	Guangdong Biolight Meditech Co. Ltd. #	19,174
8,100	Guangzhou Wondfo Biotech Co. Ltd. #	101,652
28,650	Jafron Biomedical Co. Ltd. #	332,891
27,600	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. #	110,771
6,500	Ningbo David Medical Device Co. Ltd. #	16,202
17,150	Ovctek China, Inc. #	236,625
11,100	Shanghai Kindly Enterprise Development Group Co. Ltd. #	34,693
9,080	Well Lead Medical Co. Ltd. #	17,477
		2,027,508
Industrial: 2.8%
17,400	China Design Group Co. Ltd. #	31,580
14,000	Cowell e Holdings, Inc. * #	8,523
10,800	Fujian Longma Environmental Sanitation Equipment Co. Ltd. #	30,547
45,800	Hangxiao Steel Structure Co. Ltd. #	29,135
5,900	Hangzhou Zhongtai Cryogenic Technology Corp. #	10,983
29,300	Nanjing Kangni Mechanical & Electrical Co. Ltd. * #	23,934
16,800	Nantong Jianghai Capacitor Co. Ltd. #	37,385
17,000	Q Technology Group Co. Ltd. Reg S #	34,876
6,100	Shenzhen Click Technology Co. Ltd. #	11,478
40,900	Shenzhen H&T Intelligent Control Co. Ltd. #	128,618
7,400	Shenzhen Jt Automation Equipment Co Ltd * #	17,975
8,100	Shenzhen TVT Digital Technology Co. Ltd. #	13,721
10,300	Sichuan Kexin Mechanical and Electrical Equipment Co. Ltd. #	13,354
9,700	Sunfly Intelligent Technology Co. Ltd. #	17,476
39,000	Suntront Techonology Co. Ltd. #	25,854
24,000	Wingtech Technology Co. Ltd. #	360,771
82,800	Wuhu Token Science Co. Ltd. #	94,146
63,800	Zhuzhou Kibing Group Co. Ltd. #	126,092
		1,016,448
Materials: 7.1%
100,767	Anhui Conch Cement Co. Ltd. #	788,223
36,700	Beijing Lier High-Temperature Materials Co. Ltd. #	26,864
3,200	Chengdu Guibao Science & Technology Co. Ltd. #	8,841
17,200	Chongqing Zaisheng Technology Corp. Ltd. #	29,512
58,870	Citic Pacific Special Steel Group Co. Ltd. #	237,509
14,700	Fujian Green Pine Co. Ltd. #	47,839
23,800	Gansu Qilianshan Cement Group Co. Ltd. #	53,489
13,700	Gansu Shangfeng Cement Co. Ltd. #	45,821
10,600	HBIS Resources Co. Ltd. #	37,683
54,100	Huaxin Cement Co. Ltd. #	196,052
11,900	Hunan Haili Chemical Industry Co. Ltd. * #	19,767
7,900	Jiangsu Yangnong Chemical Co. Ltd. #	145,038
18,000	Jiangxi Wannianqing Cement Co. Ltd. #	38,972
64,800	Kingfa Sci & Tech Co. Ltd. #	215,424
6,000	Nantong Acetic Acid Chemical Co. Ltd. #	16,036
10,000	Ningxia Building Materials Group Co. Ltd. #	23,076
6,500	Shandong Dawn Polymer Co. Ltd. #	20,597
7,600	Shandong Head Co. Ltd. * #	74,497
100,000	West China Cement Ltd. † #	17,143
9,400	Xiamen Jihong Technology Co. Ltd. #	43,143
55,260	Yintai Gold Co. Ltd. #	75,457
12,300	Zhejiang Double Arrow Rubber Co. Ltd. #	19,926
197,700	Zhejiang Huafeng Spandex Co. Ltd. #	354,377
		2,535,286
Media & Entertainment: 7.3%
5,221	Autohome, Inc. (ADR)	486,963
54,000	BAIOO Family Interactive Ltd. Reg S 144A * #	13,813
31,200	Beijing Kunlun Tech Co. Ltd. #	113,396
4,000	BizConf Telecom Co. Ltd. #	17,468
1,700	G-bits Network Technology Xiamen Co. Ltd. #	96,777
3,500	Hangzhou Electronic Soul Network Technology Co. Ltd. #	14,423
3,100	HUYA, Inc. (ADR) * †	60,388
36,000	Joy Spreader Interactive Technology Ltd. * #	14,989
80,700	NanJi E-Commerce Co. Ltd. #	113,285
21,300	Tencent Holdings Ltd. #	1,699,824
		2,631,326
Pharmaceuticals, Biotechnology & Life Sciences: 4.3%
13,000	Changchun High & New Technology Industry Group, Inc. #	900,659
51,000	China Medical System Holdings Ltd. #	101,343
27,000	Da An Gene Co. Ltd. of Sun Yat-Sen University #	125,442
41,516	Joincare Pharmaceutical Group Industry Co. Ltd. #	81,404
11,200	Shandong Wohua Pharmaceutical Co. Ltd. #	13,444
16,100	Shanghai Kehua Bio-Engineering Co. Ltd. #	37,238
12,600	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Reg S 144A † #	13,427
46,800	Zhejiang NHU Co. Ltd. #	273,886
		1,546,843
Real Estate: 3.5%
19,700	Beijing Electronic Zone High-tech Group Co. Ltd. #	15,145
15,000	Central China New Life Ltd. Reg S #	13,334
61,300	Deluxe Family Co. Ltd. #	34,177
143,500	Evergrande Property Services Group Ltd. Reg S 144A * † #	283,184
13,600	Hefei Urban Construction Development Co. Ltd. #	15,869
54,000	Logan Group Co. Ltd. #	91,199
70,000	Longfor Group Holdings Ltd. Reg S 144A #	464,261
9,800	Midea Real Estate Holding Ltd. Reg S 144A † #	20,794
65,000	Powerlong Real Estate Holdings Ltd. #	64,819
24,800	Rongan Property Co. Ltd. #	10,765
28,300	Seazen Holdings Co. Ltd. #	211,269
3,900	Sichuan Languang Justbon Services Group Co. Ltd. Reg S * #	26,107
52,500	Tianjin Jinbin Development Co. Ltd. * #	18,273
		1,269,196
Retailing: 11.9%
7,407	Alibaba Group Holding Ltd. (ADR) *	1,679,389
154,700	Easyhome New Retail Group Co. Ltd. #	171,857
19,702	JD.com, Inc. (ADR) *	1,661,470
24,842	Vipshop Holdings Ltd. (ADR) *	741,782
		4,254,498
Semiconductors & Semiconductor Equipment: 6.9%
13,200	Gigadevice Semiconductor Beijing, Inc. #	345,327
40,100	JA Solar Technology Co. Ltd. * #	177,040
120,883	LONGi Green Energy Technology Co. Ltd. #	1,635,136
184,000	Xinyi Solar Holdings Ltd. #	304,975
		2,462,478
Software & Services: 0.7%
108,000	Chinasoft International Ltd. † #	117,099
15,400	Shanghai Baosight Software Co. Ltd. #	137,641
		254,740
Technology Hardware & Equipment: 5.8%
17,500	Beijing Forever Technology Co. Ltd. #	23,985
5,700	Beijing Wanji Technology Co. Ltd. #	34,103
26,000	BYD Electronic International Co. Ltd. † #	153,257
12,800	Eoptolink Technology, Inc. Ltd. #	79,876
176,905	Luxshare Precision Industry Co. Ltd. #	918,321
28,000	Sunny Optical Technology Group Co. Ltd. #	643,247
4,500	Suzhou TFC Optical Communication Co. Ltd. #	28,385
3,400	Wuxi Xinje Electric Co. Ltd. #	38,620
5,200	XD, Inc. Reg S * #	31,704
9,800	Yangzhou Yangjie Electronic Technology Co. Ltd. #	59,181
19,300	ZheJiang Dali Technology Co. Ltd. #	68,167
		2,078,846
Utilities: 0.0%
9,700	Zhongyuan Environment-Protection Co. Ltd. #	10,566
Total Common Stocks (Cost: $29,962,334)		35,827,889
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.0% (Cost: $343,361)
Money Market Fund: 1.0%
343,361	State Street Navigator Securities Lending Government Money Market Portfolio	343,361
Total Investments: 100.9% (Cost: $30,305,695)		36,171,250
Liabilities in excess of other assets: (0.9)%		(315,950)
NET ASSETS: 100.0%		$35,855,300

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,369,854.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $31,060,084 which represents 86.6% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,703,650, or 4.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	7.4%	$2,663,030
Consumer Discretionary	15.9	5,677,880
Consumer Staples	24.1	8,635,040
Energy	0.2	76,323
Financials	2.4	844,835
Health Care	11.7	4,186,992
Industrials	12.0	4,303,396
Information Technology	15.1	5,395,993
Materials	7.7	2,775,204
Real Estate	3.5	1,269,196
	100.0%	$35,827,889

VANECK VECTORS CHINAAMC SME-CHINEXT ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Automobiles & Components: 3.0%
52,222	Byd Co. Ltd. #	$1,324,672
Banks: 2.8%
211,232	Bank of Ningbo Co. Ltd. #	1,254,914
Capital Goods: 13.8%
127,900	AVIC Electromechanical Systems Co. Ltd. #	190,374
64,800	Contemporary Amperex Technology Co. Ltd. #	3,217,679
69,596	Eve Energy Co. Ltd. #	803,768
54,070	Han's Laser Technology Co. Ltd. #	350,603
70,590	Shenzhen Inovance Technology Co. Ltd. #	924,681
158,530	Xinjiang Goldwind Science and Technology Co. Ltd. #	344,929
114,224	Zhejiang Sanhua Intelligent Controls Co. Ltd. #	361,121
		6,193,155
Consumer Durables & Apparel: 1.1%
29,480	Hangzhou Robam Appliances Co. Ltd. #	164,422
103,776	NavInfo Co. Ltd. #	231,578
10,123	Zhejiang Supor Co. Ltd. #	110,584
		506,584
Consumer Services: 1.1%
47,200	Offcn Education Technology Co. Ltd. #	203,501
94,421	Songcheng Performance Development Co. Ltd. #	309,288
		512,789
Diversified Financials: 6.1%
59,400	China Great Wall Securities Co. Ltd. #	99,068
425,098	East Money Information Co. Ltd. #	1,777,396
181,680	First Capital Securities Co. Ltd. #	214,092
138,243	Guoyuan Securities Co. Ltd. #	252,699
13,100	Hithink RoyalFlush Information Network Co. Ltd. #	239,780
116,554	Western Securities Co. Ltd. #	156,890
		2,739,925
Food, Beverage & Tobacco: 10.6%
187,400	Beijing Dabeinong Technology Group Co. Ltd. #	241,375
35,400	Fujian Sunner Development Co. Ltd. #	139,395
46,100	Guangdong Haid Group Co. Ltd. #	549,833
308,860	Guangdong Wens Foodstuffs Group Co. Ltd. #	798,205
36,038	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	909,132
86,400	Jiangxi Zhengbang Technology Co. Ltd. #	199,967
106,600	Muyuan Foodstuff Co. Ltd. #	1,632,983
23,900	Yihai Kerry Arawana Holdings Co. Ltd. * #	285,030
		4,755,920
Health Care Equipment & Services: 9.1%
111,511	Aier Eye Hospital Group Co. Ltd. #	1,012,122
25,100	Jafron Biomedical Co. Ltd. #	291,643
38,520	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. #	154,598
73,913	Lepu Medical Technology Beijing Co. Ltd. #	331,190
164,416	Meinian Onehealth Healthcare Holdings Co. Ltd. * #	387,383
26,200	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. #	1,602,952
108,166	Winning Health Technology Group Co. Ltd. #	272,284
		4,052,172
Household & Personal Products: 0.5%
47,900	By-health Co. Ltd. #	209,571
Materials: 6.0%
103,503	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. #	808,179
48,000	Jiangxi Ganfeng Lithium Co. Ltd. #	697,238
72,400	Lomon Billions Group Co. Ltd. #	317,964
103,200	Rongsheng Petrochemical Co. Ltd. #	435,459
23,500	Yunnan Energy New Material Co. Ltd. #	403,071
		2,661,911
Media & Entertainment: 5.4%
66,842	Beijing Enlight Media Co. Ltd. #	122,399
667,784	Focus Media Information Technology Co. Ltd. #	949,002
44,280	Giant Network Group Co. Ltd. #	98,210
42,670	Mango Excellent Media Co. Ltd. #	379,770
110,400	NanJi E-Commerce Co. Ltd. #	154,978
77,450	Perfect World Co. Ltd. #	234,529
72,000	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. #	241,566
223,760	Zhejiang Century Huatong Group Co. Ltd. * #	243,985
		2,424,439
Pharmaceuticals, Biotechnology & Life Sciences: 11.8%
8,700	Asymchem Laboratories Tianjin Co. Ltd. #	384,935
14,800	Betta Pharmaceuticals Co. Ltd. #	240,536
11,600	BGI Genomics Co. Ltd. #	217,776
21,400	Chengdu Kanghong Pharmaceutical Group Co. Ltd. #	95,603
38,946	Chongqing Zhifei Biological Products Co. Ltd. #	1,030,608
32,700	Hangzhou Tigermed Consulting Co. Ltd. #	752,682
65,037	Hualan Biological Engineering, Inc. #	395,445
13,100	Pharmaron Beijing Co. Ltd. #	300,654
154,563	Shanghai RAAS Blood Products Co. Ltd. #	175,718
19,000	Shenzhen Kangtai Biological Products Co. Ltd. #	398,725
57,998	Sichuan Kelun Pharmaceutical Co. Ltd. #	195,738
99,400	Walvax Biotechnology Co. Ltd. #	687,071
71,870	Zhejiang NHU Co. Ltd. #	420,603
		5,296,094
Real Estate: 0.3%
114,300	RiseSun Real Estate Development Co. Ltd. #	112,585
Retailing: 0.5%
218,038	Suning Commerce Group Co. Ltd. #	229,318
Semiconductors & Semiconductor Equipment: 3.0%
7,600	Ingenic Semiconductor Co. Ltd. * #	70,915
14,000	NAURA Technology Group Co. Ltd. #	308,184
5,800	SG Micro Corp. #	205,035
113,420	Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd. #	491,028
136,800	Tianshui Huatian Technology Co. Ltd. #	244,525
		1,319,687
Software & Services: 5.6%
108,750	Anhui USTC iFlytek Co. Ltd. #	806,247
20,290	Beijing Shiji Information Technology Co. Ltd. #	91,660
69,600	Beijing Sinnet Technology Co. Ltd. #	182,844
119,758	DHC Software Co. Ltd. #	136,233
59,675	Glodon Software Co. Ltd. #	607,710
11,900	Sangfor Technologies, Inc. #	449,965
43,615	Venustech Group, Inc. #	222,687
		2,497,346
Technology Hardware & Equipment: 16.2%
32,100	Avary Holding Shenzhen Co. Ltd. #	175,472
34,761	AVIC Jonhon Optronic Technology Co. Ltd. #	359,053
66,800	Chaozhou Three-Circle Group Co. Ltd. #	428,028
140,316	GoerTek, Inc. #	584,489
126,700	Guangdong LY Intelligent Manufacturing Co. Ltd. #	158,679
21,300	Guangzhou Shiyuan Electronic Technology Co. Ltd. #	423,681
85,568	Lens Technology Co. Ltd. #	343,113
274,982	Luxshare Precision Industry Co. Ltd. #	1,427,443
6,160	Maxscend Microelectronics Co. Ltd. #	575,050
126,462	OFILM Group Co. Ltd. #	167,978
10,220	Shennan Circuits Co. Ltd. #	137,736
51,701	Shenzhen Sunway Communication Co. Ltd. #	225,183
75,200	Suzhou Dongshan Precision Manufacturing Co. Ltd. #	211,117
27,300	Unigroup Guoxin Microelectronics Co. Ltd. #	447,105
35,100	Wuhan Guide Infrared Co. Ltd. #	191,983
75,600	WUS Printed Circuit Kunshan Co. Ltd. #	193,645
37,700	Wuxi Lead Intelligent Equipment Co. Ltd. #	456,768
16,700	Yealink Network Technology Corp. Ltd. #	174,306
107,605	Zhejiang Dahua Technology Co. Ltd. #	406,241
31,600	Zhongji Innolight Co. Ltd. #	170,383
		7,257,453
Transportation: 3.2%
101,900	SF Holding Co. Ltd. #	1,264,865
74,224	Yunda Holding Co. Ltd. #	159,178
		1,424,043
Total Common Stocks (Cost: $25,084,255)		44,772,578
Liabilities in excess of other assets: (0.1)%		(30,129)
NET ASSETS: 100.0%		$44,742,449

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $44,772,578 which represents 100.1% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	5.4%	$2,424,439
Consumer Discretionary	5.8	2,573,363
Consumer Staples	11.1	4,965,491
Financials	8.9	3,994,839
Health Care	20.9	9,348,266
Industrials	17.0	7,617,198
Information Technology	24.7	11,074,486
Materials	5.9	2,661,911
Real Estate	0.3	112,585
	100.0%	$44,772,578

VANECK VECTORS EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.3%
Banks: 7.7%
400,023	Commercial International Bank Egypt SAE Reg S (GDR)	$1,426,082
Capital Goods: 5.6%
1,816,657	El Sewedy Electric Co. #	1,044,972
Consumer Durables & Apparel: 2.7%
1,075,874	Oriental Weavers #	498,127
Consumer Services: 4.8%
1,076,603	Cairo Investment & Real Estate Development Co. SAE #	902,261
Diversified Financials: 15.1%
2,256,119	CI Capital Holding for Financial Investments #	495,294
257,595	Egyptian Financial Group-Hermes Holding Co. Reg S (GDR)	486,855
847,743	Egyptian Financial Group-Hermes Holding SAE * #	785,665
9,601,903	Orascom Financial Holding SAE *	193,046
1,975,655	Pioneers Holding * #	574,956
3,441,259	Qalaa Holdings SAE * #	270,676
		2,806,492
Food, Beverage & Tobacco: 9.1%
1,553,854	Eastern Co. SAE	1,128,997
1,562,886	Juhayna Food Industries #	564,192
		1,693,189
Health Care Equipment & Services: 7.6%
3,037,476	Cleopatra Hospital *	888,970
1,838,950	Ibnsina Pharma SAE	517,141
		1,406,111
Materials: 19.6%
1,649,308	Alexandria Mineral Oils Co. * #	271,177
605,530	Centamin Plc (GBP) #	868,611
1,405,622	Egyptian Kuwaiti Holding Co. (USD) #	1,621,140
809,405	Ezz Steel Co. SAE * #	472,701
625,754	Sidi Kerir Petrochemcials Co. #	403,974
		3,637,603
Real Estate: 23.3%
2,506,480	Emaar Misr for Development SAE * #	363,985
1,591,304	Heliopolis Housing #	485,489
3,494,005	Medinet Nasr Housing #	833,658
6,370,122	Palm Hills Developments SAE * #	651,282
818,786	Six of October Development & Investment Co. #	835,118
2,913,691	Talaat Moustafa Group #	1,159,238
		4,328,770
Telecommunication Services: 4.8%
1,252,652	Telecom Egypt #	886,233
Total Common Stocks (Cost: $17,791,591)		18,629,840
Liabilities in excess of other assets: (0.3)%		(52,804)
NET ASSETS: 100.0%		$18,577,036

Definitions:

GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $13,988,749 which represents 75.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector	% of Investments	Value
Communication Services	4.8%	$886,233
Consumer Discretionary	7.5	1,400,388
Consumer Staples	9.1	1,693,189
Financials	22.7	4,232,574
Health Care	7.6	1,406,111
Industrials	5.6	1,044,972
Materials	19.5	3,637,603
Real Estate	23.2	4,328,770
	100.0%	$18,629,840

VANECK VECTORS GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Australia: 13.0%
83,730,737	Evolution Mining Ltd. #	$261,577,282
43,119,427	Gold Road Resources Ltd. * #	36,244,827
37,111,829	Newcrest Mining Ltd. † #	703,051,056
57,012,839	Northern Star Resources Ltd. † #	414,127,024
34,498,071	OceanaGold Corp. (CAD) *	51,327,838
60,100,733	Perseus Mining Ltd. * † #	49,268,000
39,889,762	Ramelius Resources Ltd. † #	45,035,264
25,091,144	Regis Resources Ltd. #	55,675,153
54,094,650	Resolute Mining Ltd. * † #	18,210,514
43,200,311	Silver Lake Resources Ltd. * #	49,423,320
34,565,044	St. Barbara Ltd. #	51,948,252
20,770,408	Westgold Resources Ltd. * #	31,660,223
		1,767,548,753
Brazil: 5.6%
20,032,589	Wheaton Precious Metals Corp. (USD)	765,445,226
Burkina Faso: 0.5%
23,291,393	IAMGOLD Corp. (USD) *	69,408,351
Canada: 44.5%
10,518,149	Agnico-Eagle Mines Ltd. (USD)	608,054,194
19,247,455	Alamos Gold, Inc. (USD)	150,322,624
51,541,221	B2Gold Corp. (USD) †	222,142,662
79,246,539	Barrick Gold Corp. (USD)	1,569,081,472
8,894,643	Dundee Precious Metals, Inc.	54,280,075
7,799,970	Endeavour Silver Corp. (USD) *	38,687,851
11,876,225	Equinox Gold Corp. (USD) * †	94,891,038
10,911,169	First Majestic Silver Corp. (USD) * †	169,996,013
9,026,243	Fortuna Silver Mines, Inc. (USD) * †	58,399,792
8,511,047	Franco-Nevada Corp. (USD)	1,066,349,079
10,741,581	K92 Mining, Inc. * †	54,269,833
61,662,155	Kinross Gold Corp. (USD)	411,286,574
13,086,335	Kirkland Lake Gold Ltd. †	441,885,712
33,346,936	New Gold, Inc. (USD) *	51,354,281
8,199,897	Osisko Gold Royalties Ltd. (USD) †	90,362,865
10,303,420	Pan American Silver Corp. (USD) †	309,411,703
9,202,039	Pretium Resources, Inc. (USD) * †	95,425,144
9,568,119	Sandstorm Gold Ltd. (USD) * †	65,063,209
8,593,175	Silvercorp Metals, Inc. (USD)	42,192,489
10,772,480	SSR Mining, Inc. (USD) †	153,831,014
4,198,280	Torex Gold Resources, Inc. *	53,010,863
6,832,663	Wesdome Gold Mines Ltd. †	45,339,069
47,252,278	Yamana Gold, Inc. (USD) †	205,074,887
		6,050,712,443
China / Hong Kong: 3.4%
127,877,500	Zhaojin Mining Industry Co. Ltd. † #	116,880,803
281,130,000	Zijin Mining Group Ltd. #	347,660,369
		464,541,172
Egypt: 0.6%
56,645,902	Centamin Plc (GBP) #	81,256,559
Ivory Coast: 1.8%
11,908,208	Endeavour Mining Corp. (CAD) *	239,992,767
Kyrgyzstan: 1.0%
14,498,019	Centerra Gold, Inc. (CAD)	128,271,449
Peru: 0.9%
12,432,942	Cia de Minas Buenaventura SAA (ADR)	124,702,408
South Africa: 4.3%
4,236,791	DRDGOLD Ltd. (ADR) †	40,080,043
43,493,810	Gold Fields Ltd. (ADR)	412,756,257
30,188,739	Harmony Gold Mining Co. Ltd. (ADR) †	131,622,902
		584,459,202
Tanzania: 3.3%
20,442,211	AngloGold Ashanti Ltd. (ADR) †	449,115,376
Turkey: 0.7%
8,572,258	Eldorado Gold Corp. (USD) *	92,494,664
United States: 20.3%
11,936,058	Coeur Mining, Inc. *	107,782,604
26,226,124	Hecla Mining Co. †	149,226,646
35,670,476	Newmont Mining Corp.	2,149,859,588
3,214,951	Royal Gold, Inc.	345,993,027
		2,752,861,865
Total Common Stocks (Cost: $11,897,191,087)		13,570,810,235
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3% (Cost: $42,831,287)
Money Market Fund: 0.3%
42,831,287	State Street Navigator Securities Lending Government Money Market Portfolio	42,831,287
Total Investments: 100.2% (Cost: $11,940,022,374)		13,613,641,522
Liabilities in excess of other assets: (0.2)%		(20,908,674)
NET ASSETS: 100.0%		$13,592,732,848

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $132,092,985.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,262,018,646 which represents 16.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gold	94.3%	$12,802,895,741
Silver Mining	5.7	767,914,494
	100.0%	$13,570,810,235

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2021 is set forth below:

Affiliates	Value 12/31/20	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/21
Alamos Gold, Inc.	$202,348,029	$3,133,535	$(34,925,903)	$4,031,713	$534,455	$(24,264,750)	$—	(a)
AngloGold Ashanti Ltd.	555,316,906	9,093,412	(101,256,533)	11,773,857	10,601,551	(25,812,266)	—	(a)
B2Gold Corp.	346,458,398	5,062,834	(55,101,668)	3,930,180	2,286,755	(78,207,082)	—	(a)
Centamin Plc	115,183,901	1,779,699	(19,082,901)	(5,643,785)	—	(10,980,355)	—	(a)
Centerra Gold, Inc.	201,525,211	3,081,919	(32,466,836)	5,798,650	—	(49,667,495)	—	(a)
Cia de Minas Buenaventura SAA	182,132,887	2,714,685	(30,244,954)	(5,707,007)	—	(24,193,203)	—	(a)
Coeur Mining, Inc.	148,558,290	2,258,328	(25,882,409)	6,046,891	—	(23,198,496)	—	(a)
Dundee Precious Metals, Inc.	76,514,526	1,169,771	(12,919,038)	2,112,024	264,835	(12,597,208)	—	(a)
Eldorado Gold Corp.	136,597,279	2,088,249	(22,804,999)	(5,895,488)	—	(17,490,377)	—	(a)
Endeavour Mining Corp.	223,223,248	75,471,291	(49,311,089)	(1,508,194)	3,510,947	(7,882,489)	—	(a)
Equinox Gold Corp.	147,360,355	2,212,473	(23,560,813)	(1,106,677)	—	(30,014,300)	—	(a)
Evolution Mining Ltd.	387,584,793	4,643,747	(61,813,439)	5,031,198	5,139,769	(73,869,017)	—	(a)
First Majestic Silver Corp.	175,080,394	3,371,943	(38,651,699)	15,414,076	—	14,781,299	—	(a)
Fortuna Silver Mines, Inc.	89,380,326	1,400,776	(15,185,077)	3,790,158	—	(20,986,391)	—	(a)
Gold Fields Ltd.	482,218,188	7,957,397	(90,596,623)	17,595,702	10,288,656	(4,418,407)	—	(a)
Gold Road Resources Ltd.	52,987,929	654,224	(8,858,362)	(1,115,109)	489,653	(7,423,855)	—	(a)
Harmony Gold Mining Co. Ltd.	169,770,136	2,638,486	(29,859,544)	4,388,993	—	(15,315,169)	—	(a)
Hecla Mining Co.	202,636,786	3,203,412	(35,430,284)	11,560,005	252,993	(32,743,273)	—	(a)
IAMGOLD Corp.	102,400,153	1,524,694	(16,901,503)	(5,613,608)	—	(12,001,385)	—	(a)
K92 Mining, Inc.	77,080,191	1,193,982	(13,560,545)	(196,751)	—	(10,247,044)	—	(a)
Kinross Gold Corp.	543,900,033	8,545,724	(95,860,055)	11,261,080	2,080,921	(56,560,208)	—	(a)
Kirkland Lake Gold Ltd.	708,338,478	10,856,108	(157,711,954)	(1,006,338)	2,450,400	(118,590,582)	—	(a)
New Gold, Inc.	87,233,981	1,222,363	(13,148,701)	2,393,008	—	(26,346,370)	—	(a)
Northern Star Resources Ltd.	426,875,246	231,620,071	(90,328,672)	5,052,033	4,572,667	(159,091,654)	—	(a)
OceanaGold Corp.	80,010,444	1,199,796	(13,110,197)	(4,818,290)	—	(11,953,915)	—	(a)
Osisko Gold Royalties Ltd.	124,618,698	1,885,434	(20,670,399)	276,951	324,646	(15,747,819)	—	(a)
Pan American Silver Corp.	427,132,341	6,800,773	(75,897,096)	20,297,233	812,718	(68,921,548)	—	(a)
Perseus Mining Ltd.	72,435,336	889,853	(12,252,540)	942,785	—	(12,747,434)	—	(a)
Pretium Resources, Inc.	126,591,808	1,955,646	(21,987,025)	1,012,570	—	(12,147,855)	—	(a)
Ramelius Resources Ltd.	62,075,381	744,841	(10,047,529)	(1,388,096)	—	(6,349,333)	—	(a)
Regis Resources Ltd.	87,000,503	1,073,956	(13,830,753)	(4,191,625)	861,431	(14,376,928)	—	(a)
Resolute Mining Ltd.	39,928,687	478,841	(6,122,888)	(6,247,851)	—	(9,826,275)	—	(a)
Royal Gold, Inc.	410,914,734	6,737,519	(75,814,188)	1,220,525	2,109,370	2,934,437	—	(a)
Sandstorm Gold Ltd.	81,219,860	1,262,405	(13,435,975)	475,747	—	(4,458,828)	—	(a)
Saracen Mineral Holdings Ltd.	239,553,823	1,779,704	(237,044,851)	78,380,941	370,196	(82,669,617)	—
Silver Lake Resources Ltd.	71,711,925	870,890	(11,853,824)	(996,953)	—	(10,308,718)	—	(a)
Silvercorp Metals, Inc.	69,022,757	1,009,710	(10,934,584)	(1,185,546)	—	(15,719,848)	—	(a)
SSR Mining, Inc.	259,911,253	3,589,641	(38,606,884)	4,513,214	597,497	(75,576,210)	—	(a)
St. Barbara Ltd.	75,627,992	936,099	(12,320,805)	(6,377,107)	1,215,156	(5,917,927)	—	(a)
Teranga Gold Corp.	105,818,637	795,749	(76,654,809)	1,907,909	—	(31,867,486)	—
Torex Gold Resources, Inc.	75,473,469	1,135,021	(12,594,839)	(1,381,418)	—	(9,621,370)	—	(a)
Wesdome Gold Mines Ltd.	68,296,995	975,340	(10,285,510)	(2,093,343)	—	(11,554,413)	—	(a)
Westgold Resources Ltd.	50,723,137	587,184	(7,520,874)	(1,328,526)	—	(10,800,698)	—	(a)
Yamana Gold, Inc.	320,326,946	4,528,492	(46,696,974)	4,505,633	1,240,372	(77,589,210)	—	(a)
Zhaojin Mining Industry Co. Ltd.	183,114,692	2,273,527	(29,199,460)	(2,426,065)	—	(36,881,891)	—	(a)
Zijin Mining Group Ltd.	382,742,128	5,935,891	(83,260,781)	43,899,629	—	(1,656,498)	—	(a)
	$9,254,957,210	$434,345,435	$(1,915,606,386)	$207,384,928	$50,004,988	$(1,350,879,461)	$—

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

VANECK VECTORS INDIA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS (a)

March 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.3%
Automobiles & Components: 8.8%
56,543	Bajaj Auto Ltd. #	$2,845,427
35,811	Balkrishna Industries Ltd. #	828,929
7,011	Ceat Ltd. #	149,617
60,581	Hero MotoCorp Ltd. #	2,422,180
		6,246,153
Banks: 1.8%
77,411	AU Small Finance Bank Ltd. Reg S 144A #	1,305,352
Capital Goods: 6.6%
59,552	Ashoka Buildcon Ltd. #	83,374
31,686	Astral Poly Technik Ltd. #	703,803
79	Astral Poly Technik Ltd. * #	1,747
47,820	Carborundum Universal Ltd. #	333,886
25,172	Escorts Ltd. #	444,631
2,771	GMM Pfaudler Ltd. #	163,781
97,198	Havells India Ltd. #	1,399,863
38,681	Hindustan Aeronautics Ltd. Reg S #	527,555
3,639	IndiaMart InterMesh Ltd. Reg S 144A * #	385,923
60,060	KNR Constructions Ltd. #	175,794
42,121	PNC Infratech Ltd. Reg S #	148,984
14,988	Polycab India Ltd. #	283,711
		4,653,052
Consumer Services: 0.5%
1,298,085	Chennai Super Kings Cricket Ltd. * # ø ∞	345,854
Diversified Financials: 3.3%
41,868	Central Depository Services India Ltd. Reg S #	376,715
120,836	Equitas Holdings Ltd. Reg S #	145,152
38,738	ICICI Securities Ltd. Reg S 144A #	203,665
194,411	Manappuram Finance Ltd. #	398,138
19,222	Multi Commodity Exchange of India Ltd. #	398,306
49,639	Muthoot Finance Ltd. #	819,283
		2,341,259
Food, Beverage & Tobacco: 0.0%
100	Radico Khaitan Ltd. #	768
Health Care Equipment & Services: 0.8%
14,302	Dr Lal PathLabs Ltd. Reg S 144A #	530,240
Materials: 23.4%
2,310	Alkyl Amines Chemicals #	180,251
27,431	APL Apollo Tubes Ltd. #	527,122
105,765	Asian Paints Ltd. #	3,679,872
7,007	Atul Ltd. #	680,263
4,727	Balaji Amines Ltd. #	113,925
5,196	BASF India Ltd. #	147,309
28,052	Bhansali Engineering Polymers Ltd. #	53,937
35,104	Deepak Nitrite Ltd. #	796,968
10,498	JK Cement Ltd. #	418,077
26,661	JK Lakshmi Cement Ltd. #	158,155
16,146	Navin Fluorine International Ltd. #	609,814
491,632	NMDC Ltd. #	914,200
36,211	Phillips Carbon Black Ltd. #	94,925
37,328	PI Industries Ltd. #	1,154,899
5,553	Polyplex Corp. Ltd. #	65,656
6,360	Rossari Biotech Ltd. * #	90,192
4,562	Shree Cement Ltd. #	1,841,540
702,441	Steel Authority of India Ltd. #	760,828
28,104	Supreme Industries Ltd. #	786,517
38,259	UltraTech Cement Ltd. #	3,535,915
		16,610,365
Media & Entertainment: 0.5%
40,274	Sun TV Network Ltd. #	260,069
266,252	TV18 Broadcast Ltd. * #	105,229
		365,298
Pharmaceuticals, Biotechnology & Life Sciences: 25.1%
14,785	Aarti Drugs Ltd. #	140,676
11,998	Ajanta Pharma Ltd. #	294,536
26,241	Alembic Pharmaceuticals Ltd. #	346,787
11,784	Alkem Laboratories Ltd. #	446,949
132,500	Aurobindo Pharma Ltd. #	1,601,225
240,020	Cipla Ltd. #	2,681,580
59,502	Divi's Laboratories Ltd. #	2,953,135
57,128	Dr Reddy's Laboratories Ltd. #	3,534,240
62,289	Gland Pharma Ltd. Reg S 144A * #	2,115,401
68,513	Glenmark Pharmaceuticals Ltd. #	436,737
62,613	Granules India Ltd. #	260,458
9,559	IOL Chemicals and Pharmaceuticals Ltd. #	72,236
30,507	Ipca Laboratories Ltd. #	795,247
27,840	JB Chemicals & Pharmaceuticals Ltd. #	479,167
125,728	Laurus Labs Ltd. Reg S 144A #	623,965
7,097	Pfizer Ltd. #	440,105
3,689	Procter & Gamble Health Ltd. #	313,382
75,644	Sequent Scientific Ltd. #	250,107
		17,785,933
Software & Services: 22.3%
16,176	Happiest Minds Technologies Ltd. * #	119,689
263,307	HCL Technologies Ltd. #	3,548,894
24,887	Intellect Design Arena Ltd. * #	252,767
19,797	Larsen & Toubro Infotech Ltd. Reg S 144A #	1,100,666
6,122	Mastek Ltd. #	102,461
19,411	MindTree Ltd. #	554,264
38,732	Mphasis Ltd. #	942,239
10,686	Oracle Financial Services Software Ltd. #	468,065
23,246	Persistent Systems Ltd. #	613,050
6,039	Ramco Systems Ltd. * #	43,919
30,802	Tanla Platforms Ltd. #	342,707
83,986	Tata Consultancy Services Ltd. #	3,659,427
16,272	Tata Elxsi Ltd. #	600,641
611,252	Wipro Ltd. #	3,469,054
		15,817,843
Technology Hardware & Equipment: 5.0%
189,267	Infosys Ltd. (ADR)	3,543,078
Telecommunication Services: 1.5%
310,188	Bharti Infratel Ltd. #	1,042,884
Utilities: 0.7%
137,626	Gujarat State Petronet Ltd. #	515,917
Total Common Stocks (Cost: $57,790,773)		71,103,996
Liabilities in excess of other assets: (0.3)%		(220,212)
NET ASSETS: 100.0%		$70,883,784

Definitions:

ADR	American Depositary Receipt

Footnotes:

(a)	Represents Consolidated Schedule of Investments.
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $67,560,918 which represents 95.3% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $345,854, or 0.5% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $6,265,212, or 8.8% of net assets.

Restricted securities held by the Fund as of March 31, 2021 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Chennai Super Kings Cricket Ltd.	10/08/15	1,298,085	$35,108	$345,854	0.5%

Summary of Investments by Sector	% of Investments	Value
Communication Services	2.5%	$1,754,036
Consumer Discretionary	8.8	6,246,153
Consumer Staples	0.0	768
Financials	5.1	3,646,611
Health Care	25.8	18,316,173
Industrials	6.5	4,653,052
Information Technology	27.2	19,360,921
Materials	23.4	16,610,365
Utilities	0.7	515,917
	100.0%	$71,103,996

VANECK VECTORS INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Automobiles & Components: 6.1%
5,720,100	Astra International Tbk PT #	$2,084,655
Banks: 30.6%
1,234,200	Bank Central Asia Tbk PT #	2,643,159
5,171,902	Bank Mandiri Persero Tbk PT #	2,191,215
3,104,532	Bank Negara Indonesia Persero Tbk PT #	1,226,187
8,936,300	Bank Rakyat Indonesia Tbk PT #	2,711,133
11,068,300	Bank Syariah Indonesia Tbk PT #	1,750,242
		10,521,936
Diversified Financials: 0.7%
777,250	First Pacific Company Ltd. (HKD) #	256,964
Energy: 7.6%
6,656,100	Adaro Energy Tbk PT #	539,684
1,985,297	Banpu PCL (NVDR) (THB) #	803,941
1,630,200	Tambang Batubara Bukit Asam Tbk PT #	295,027
636,469	United Tractors Tbk PT #	969,628
		2,608,280
Food, Beverage & Tobacco: 11.0%
3,002,900	Charoen Pokphand Indonesia Tbk PT #	1,449,024
2,746,800	Golden Agri-Resources Ltd. (SGD) #	430,787
192,200	Gudang Garam Tbk PT * #	479,280
922,200	Indofood Cbp Sukses Makmur Tbk PT #	584,133
1,827,200	Indofood Sukses Makmur Tbk PT #	832,235
		3,775,459
Health Care Equipment & Services: 1.2%
2,253,097	Mitra Keluarga Karyasehat Tbk PT Reg S #	408,421
Household & Personal Products: 3.1%
2,381,600	Unilever Indonesia Tbk PT #	1,078,895
Materials: 17.7%
3,500,500	Aneka Tambang Tbk PT #	545,704
10,882,900	Barito Pacific Tbk PT #	720,708
890,700	Chandra Asri Petrochemical Tbk PT #	682,402
1,070,200	Indah Kiat Pulp and Paper Corp. Tbk PT #	771,795
750,700	Indocement Tunggal Prakarsa Tbk PT #	633,648
868,400	International Nickel Indonesia Tbk PT #	262,814
4,374,500	Merdeka Copper Gold Tbk PT #	650,697
607,103	Nickel Mines Ltd. (AUD) #	568,714
518,300	Pabrik Kertas Tjiwi Kimia Tbk PT #	372,770
1,209,600	Semen Gresik Persero Tbk PT #	868,876
		6,078,128
Pharmaceuticals, Biotechnology & Life Sciences: 2.6%
8,388,900	Kalbe Farma Tbk PT #	906,754
Real Estate: 2.8%
3,788,900	Bumi Serpong Damai Tbk PT #	293,204
3,630,595	Ciputra Development Tbk PT #	275,210
13,278,200	Lippo Karawaci Tbk PT * #	176,944
6,213,500	Pakuwon Jati Tbk PT #	231,811
		977,169
Retailing: 2.9%
2,855,100	Ace Hardware Indonesia Tbk PT #	300,274
41,088	Jardine Cycle & Carriage Ltd. (SGD) #	690,103
		990,377
Telecommunication Services: 11.7%
10,191,300	Sarana Menara Nusantara Tbk PT #	772,046
105,777	Telkom Indonesia Persero Tbk PT (ADR) †	2,500,568
3,771,800	Tower Bersama Infrastructure Tbk PT #	538,035
1,517,575	XL Axiata Tbk PT #	218,946
		4,029,595
Transportation: 0.7%
906,150	Jasa Marga Persero Tbk PT #	252,396
Utilities: 1.1%
4,338,300	Perusahaan Gas Negara Tbk PT #	394,021
Total Common Stocks (Cost: $44,779,819)		34,363,050
Other assets less liabilities: 0.2%		65,340
NET ASSETS: 100.0%		$34,428,390

Definitions:

ADR	American Depositary Receipt
AUD	Australian Dollar
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
THB	Thai Baht

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,366,506.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $31,862,482 which represents 92.5% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector	% of Investments	Value
Communication Services	11.7%	$4,029,595
Consumer Discretionary	9.0	3,075,032
Consumer Staples	14.1	4,854,354
Energy	7.6	2,608,280
Financials	31.4	10,778,900
Health Care	3.8	1,315,175
Industrials	0.7	252,396
Materials	17.7	6,078,128
Real Estate	2.8	977,169
Utilities	1.2	394,021
	100.0%	$34,363,050

VANECK VECTORS ISRAEL ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Banks: 13.5%
395,809	Bank Hapoalim BM * #	$3,085,984
515,292	Bank Leumi Le-Israel BM * #	3,402,807
19,787	First International Bank of Israel Ltd. * #	552,947
387,290	Israel Discount Bank Ltd. * #	1,614,165
56,911	Mizrahi Tefahot Bank Ltd. * #	1,487,735
		10,143,638
Capital Goods: 5.7%
8,678	Ashtrom Group Ltd. #	163,403
6,535	Caesarstone Ltd. (USD)	89,726
10,073	Elbit Systems Ltd. #	1,431,121
3,686	Elco Holdings Ltd. #	181,361
456	Electra Ltd. #	238,471
19,961	Inrom Construction Industries Ltd. #	98,843
13,892	Kornit Digital Ltd. (USD) *	1,376,975
9,495	RADA Electronic Industries Ltd. (USD) *	114,035
35,681	Shapir Engineering and Industry Ltd. #	258,627
56,072	Shikun & Binui Ltd. #	325,782
		4,278,344
Commercial & Professional Services: 0.3%
1,277	Danel Adir Yeoshua Ltd. #	210,058
Consumer Durables & Apparel: 0.6%
3,310	Delta-Galil Industries Ltd. * #	81,994
2,879	Electra Consumer Products Ltd. #	124,721
14,101	Maytronics Ltd. #	257,129
		463,844
Consumer Services: 0.8%
78,620	888 Holdings Plc (GBP) #	428,126
1,730	Fattal Holdings Ltd. #	187,447
		615,573
Diversified Financials: 1.6%
21,774	Altshuler Shaham Provident Funds & Pension Ltd. #	139,208
72,290	Isracard Ltd. * #	249,205
32,932	Plus500 Ltd. (GBP) #	636,210
30,303	Tel Aviv Stock Exchange Ltd. #	187,682
		1,212,305
Energy: 1.0%
3,058	Delek Group Ltd. * #	154,471
24,884	Energean Oil & Gas Plc (GBP) *	291,757
665,817	Oil Refineries Ltd. * #	154,948
1,948	Paz Oil Co. Ltd. #	179,276
		780,452
Food & Staples Retailing: 0.8%
2,537	Rami Levi Chain Stores Hashikma Marketing Ltd. #	165,372
49,741	Shufersal Ltd. #	410,265
		575,637
Food, Beverage & Tobacco: 0.6%
15,915	Strauss Group Ltd. #	430,007
Health Care Equipment & Services: 4.9%
6,633	Inmode Ltd. (USD) *	480,030
29,316	Mediterranean Towers Ltd. #	81,789
13,332	Nano-X Imaging Ltd. (USD) *	552,611
19,083	Novocure Ltd. (USD) *	2,522,391
		3,636,821
Insurance: 3.6%
23,796	Clal Insurance Enterprises Holdings Ltd. * #	392,955
43,438	Harel Insurance Investments & Financial Services Ltd. #	440,369
2,871	IDI Insurance Co. Ltd. #	109,143
10,016	Lemonade, Inc. (USD) * †	932,790
9,326	Menorah Mivtachim Holdings Ltd. #	193,972
121,233	Migdal Insurance & Financial Holdings Ltd. * #	140,796
53,552	Phoenix Holdings Ltd. * #	471,194
		2,681,219
Materials: 2.7%
273,952	Israel Chemicals Ltd. #	1,610,070
1,645	Israel Corp. Ltd. * #	387,276
		1,997,346
Media & Entertainment: 0.2%
18,235	Tremor International Ltd. (GBP) * †	176,112
Pharmaceuticals, Biotechnology & Life Sciences: 7.4%
3,315	89bio, Inc. (USD) * †	78,499
10,444	Brainstorm Cell Therapeutics, Inc. (USD) *	40,001
21,778	Compugen Ltd. (USD) * †	187,073
12,280	Kamada Ltd. * #	75,293
7,849	Pluristem Therapeutics, Inc. (USD) *	37,440
8,103	Redhill Biopharma Ltd. (ADR) * †	59,314
3,332	Taro Pharmaceutical Industries Ltd. (USD) *	245,735
413,615	Teva Pharmaceutical Industries Ltd. * #	4,752,967
4,829	UroGen Pharma Ltd. (USD) * †	94,069
		5,570,391
Real Estate: 6.0%
4,917	Africa Israel Properties Ltd. * #	172,255
16,200	Airport City Ltd. * #	228,316
41,812	Alony Hetz Properties & Investments Ltd. #	539,502
59,807	Amot Investments Ltd. #	321,094
22,307	Azorim Investment Development & Construction Co. Ltd. * #	81,415
14,266	Azrieli Group Ltd. #	883,768
30,903	Bayside Land Corp. #	247,069
2,416	Big Shopping Centers Ltd. * #	261,350
1,235	Blue Square Real Estate Ltd. #	85,854
729	Brack Capital Properties NV * #	62,179
19,130	Gazit-Globe Ltd. #	132,568
172,536	Industrial Buildings Corp. #	425,783
35,148	Israel Canada T.R Ltd. #	100,342
411	Isras Investment Co. Ltd. #	79,399
6,054	Mega Or Holdings Ltd. #	179,245
6,484	Melisron Ltd. * #	363,113
2,255	Prashkovsky Investments and Construction Ltd. #	67,584
621	Property & Building Corp. #	57,437
8,481	Summit Real Estate Holdings Ltd. #	125,207
1,693	YH Dimri Construction & Development Ltd. #	92,881
		4,506,361
Retailing: 2.6%
13,276	Delek Automotive Systems Ltd. #	162,724
6,719	Fiverr International Ltd. (USD) *	1,459,232
2,048	Fox Wizel Ltd. #	234,533
1,048	Tadiran Holdings Ltd. #	110,464
		1,966,953
Semiconductors & Semiconductor Equipment: 8.8%
7,694	Camtek Ltd. (USD) *	230,051
6,277	Ceva, Inc. (USD) *	352,454
5,883	DSP Group, Inc. (USD) *	83,833
7,007	Nova Measuring Instruments Ltd. * #	616,531
14,906	SolarEdge Technologies, Inc. (USD) *	4,284,581
38,080	Tower Semiconductor Ltd. (USD) *	1,067,763
		6,635,213
Software & Services: 32.8%
42,016	Amdocs Ltd. (USD)	2,947,422
39,805	Check Point Software Technologies Ltd. (USD) *	4,456,966
19,460	Cognyte Software Ltd. (USD) *	541,183
14,035	CyberArk Software Ltd. (USD) *	1,815,287
2,551	Formula Systems Ltd. #	226,212
3,893	Hilan Ltd. #	185,093
23,242	JFrog Ltd. (USD) *	1,031,248
14,150	LivePerson, Inc. (USD) * †	746,271
7,219	Magic Software Enterprises Ltd. (USD)	109,801
9,593	Matrix IT Ltd. #	230,662
22,144	NICE Systems Ltd. * #	4,826,269
798	One Software Technologies Ltd. #	104,234
11,601	Sapiens International Corp. NV (USD)	368,796
24,480	Varonis Systems, Inc. (USD) *	1,256,803
19,460	Verint Systems, Inc. (USD) *	885,235
17,696	Wix.com Ltd. (USD) *	4,941,077
		24,672,559
Technology Hardware & Equipment: 1.8%
8,597	AudioCodes Ltd. (USD)	231,947
77,801	BATM Advanced Communications Ltd. (GBP) * #	104,203
21,448	Ceragon Networks Ltd. (USD) * †	80,859
10,803	Gilat Satellite Networks Ltd. #	113,248
3,674	Ituran Location and Control Ltd. (USD)	77,999
9,507	Powerfleet, Inc. (USD) * †	78,148
12,690	Radware Ltd. (USD) *	330,955
12,419	Stratasys Ltd. (USD) *	321,652
		1,339,011
Telecommunication Services: 1.6%
741,318	Bezeq The Israeli Telecommunication Corp. Ltd. * #	795,851
32,249	Cellcom Israel Ltd. * #	121,068
32,059	Partner Communications Co. Ltd. * #	155,705
6,722	Perion Network Ltd. (USD) *	120,324
		1,192,948
Utilities: 2.7%
71,060	Energix-Renewable Energies Ltd. #	270,026
192,621	Enlight Renewable Energy Ltd. * #	361,969
6,743	Kenon Holdings Ltd. #	205,724
21,541	OPC Energy Ltd. * #	220,484
12,515	Ormat Technologies, Inc. (USD)	982,803
		2,041,006
Total Common Stocks (Cost: $50,092,237)		75,125,798
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $37,380)
Money Market Fund: 0.0%
37,380	State Street Navigator Securities Lending Government Money Market Portfolio	37,380
Total Investments: 100.0% (Cost: $50,129,617)		75,163,178
Liabilities in excess of other assets: (0.0)%		(2,535)
NET ASSETS: 100.0%		$75,160,643

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,993,366.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $39,044,550 which represents 51.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	1.8%	$1,369,060
Consumer Discretionary	4.2	3,127,785
Consumer Staples	1.3	1,005,644
Energy	1.0	780,452
Financials	18.7	14,037,162
Health Care	12.2	9,207,212
Industrials	6.0	4,488,402
Information Technology	43.5	32,646,783
Materials	2.7	1,997,346
Real Estate	5.9	4,424,946
Utilities	2.7	2,041,006
	100.0%	$75,125,798

VANECK VECTORS JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.7%
Australia: 14.0%
23,298,689	Alkane Resources Ltd. * † #	$12,290,496
61,601,952	Aurelia Metals Ltd. † #	17,423,230
1	Australian Strategic Materials Ltd. * #	4
32,798,212	Bellevue Gold Ltd. * † #	19,513,320
25,858,101	Dacian Gold Ltd. * † #	6,511,817
57,759,007	De Grey Mining Ltd. * #	43,527,679
66,863,373	Evolution Mining Ltd. #	208,883,141
41,419,549	Gold Road Resources Ltd. * #	34,815,963
31,940,305	OceanaGold Corp. (CAD) *	47,522,274
57,731,403	Perseus Mining Ltd. * #	47,325,725
36,008,909	Ramelius Resources Ltd. † #	40,653,808
99,743,540	Red 5 Ltd. * † #	11,808,573
22,650,056	Regis Resources Ltd. #	50,258,583
37,530,905	Resolute Mining Ltd. * † #	12,634,467
38,497,443	Silver Lake Resources Ltd. * #	44,043,004
57,767,971	Silver Mines Ltd. * † #	9,285,852
31,575,315	St. Barbara Ltd. #	47,454,949
36,016,765	West African Resources Ltd. * † #	21,086,560
15,131,050	Westgold Resources Ltd. * #	23,064,180
		698,103,625
Burkina Faso: 1.2%
20,756,545	IAMGOLD Corp. (USD) *	61,854,504
Canada: 52.3%
17,820,405	Alamos Gold, Inc. (USD) †	139,177,363
7,187,004	Alexco Resource Corp. (USD) ‡ *	18,039,380
5,968,794	Americas Gold & Silver Corp. (USD) * †	13,429,786
43,517,547	B2Gold Corp. (USD) †	187,560,628
11,236,895	Discovery Metals Corp. * †	19,669,148
6,557,225	Dundee Precious Metals, Inc.	40,015,846
8,539,064	Endeavour Silver Corp. (USD) ‡ * †	42,353,757
11,144,466	Equinox Gold Corp. (USD) * †	89,044,283
9,592,506	First Majestic Silver Corp. (USD) * †	149,451,243
9,297,181	Fortuna Silver Mines, Inc. (USD) ‡ * †	60,152,761
14,341,221	Freegold Ventures Ltd. * †	8,329,627
9,157,006	Galiano Gold ,Inc. (USD) * †	10,255,847
14,797,566	Gold Standard Ventures Corp. (USD) * †	8,594,426
7,922,160	GoldMining, Inc. (USD) ‡ * †	13,071,564
3,051,482	Gran Colombia Gold Corp. †	13,086,278
2,489,362	Great Bear Resources Ltd. * †	30,422,565
18,894,440	Great Panther Silver Ltd. (USD) ‡ * †	14,548,719
2,087,530	Jaguar Mining, Inc.	10,546,856
10,318,120	K92 Mining, Inc. *	52,130,375
7,548,000	Karora Resources, Inc. ‡ *	20,358,611
11,721,571	Liberty Gold Corp. * †	13,522,917
4,446,596	Lundin Gold, Inc. * †	34,812,829
3,761,218	MAG Silver Corp. (USD) * †	56,455,882
10,288,167	Marathon Gold Corp. *	18,254,058
2,310,071	Maverix Metals, Inc. (USD)	12,174,074
20,573,055	McEwen Mining, Inc. (USD) * †	21,395,977
1,556,906	Metalla Royalty & Streaming Ltd. (USD) * †	13,825,325
2,611,791	New Found Gold Corp. * †	8,831,692
32,030,044	New Gold, Inc. (USD) *	49,326,268
4,789,535	New Pacific Metals Corp. * †	19,777,767
11,274,089	NovaGold Resources, Inc. (USD) *	98,761,020
9,798,009	Novo Resources Corp. * †	22,997,276
7,300,836	Orla Mining Ltd. * †	27,185,354
5,219,455	Osisko Gold Royalties Ltd. (USD) †	57,518,394
14,589,572	Osisko Mining, Inc. * †	34,127,654
10,612,839	Pan American Silver Corp. (USD) ‡	318,703,555
8,674,657	Premier Gold Mines Ltd. * †	19,187,291
7,129,223	Pretium Resources, Inc. (USD) *	73,930,043
14,738,558	Pure Gold Mining, Inc. * †	19,114,333
15,303,674	Roxgold, Inc. * †	18,873,131
12,398,099	Sabina Gold and Silver Corp. *	17,854,604
9,855,303	Sandstorm Gold Ltd. (USD) ‡ * †	67,016,060
3,366,511	Seabridge Gold, Inc. (USD) * †	54,436,483
8,751,204	Silvercorp Metals, Inc. (USD)	42,968,412
7,121,624	SilverCrest Metals, Inc. (USD) ‡ * †	57,542,722
8,363,705	Skeena Resources Ltd. * †	21,360,937
9,457,379	SSR Mining, Inc. (USD) †	135,051,372
1,694,754	Sulliden Mining Capital, Inc. *	141,583
3,157,950	Torex Gold Resources, Inc. *	39,874,819
1,726,523	Victoria Gold Corp. * †	17,926,662
32,210,727	Wallbridge Mining Co. Ltd. * †	15,633,165
6,720,502	Wesdome Gold Mines Ltd. †	44,594,810
48,123,693	Yamana Gold, Inc. (USD) †	208,856,828
		2,602,272,360
China / Hong Kong: 1.0%
19,287,400	Real Gold Mining Ltd. * # ∞	2
53,278,500	Zhaojin Mining Industry Co. Ltd. #	48,696,869
		48,696,871
Egypt: 1.2%
42,576,049	Centamin Plc (GBP) #	61,073,849
Indonesia: 1.8%
596,100,300	Merdeka Copper Gold Tbk PT #	88,668,567
Ivory Coast: 3.1%
7,573,424	Endeavour Mining Corp. (CAD) *	152,631,444
Jersey, Channel Islands: 0.1%
426,122	Caledonia Mining Corp. PLC (USD)	6,089,283
Kyrgyzstan: 1.5%
8,557,217	Centerra Gold, Inc. (CAD) †	75,710,111
Mexico: 1.8%
6,987,986	Industrias Penoles, SAB de CV	90,038,990
Peru: 2.8%
9,509,778	Cia de Minas Buenaventura SAA (ADR)	95,383,073
16,611,718	Hochschild Mining Plc (GBP) #	44,862,445
		140,245,518
Russia: 0.9%
130,168,363	Petropavlovsk Plc (GBP) * † #	42,824,035
South Africa: 9.0%
2,157,466	DRDGOLD Ltd. (ADR) †	20,409,628
34,566,511	Gold Fields Ltd. (ADR)	328,036,189
22,709,763	Harmony Gold Mining Co. Ltd. (ADR) * †	99,014,567
		447,460,384
Turkey: 2.4%
7,824,861	Eldorado Gold Corp. (USD) * †	84,430,250
2,594,614	Koza Altin Isletmeleri AS #	37,383,005
		121,813,255
United Kingdom: 1.2%
221,209,367	Greatland Gold Plc ‡ * #	58,603,490
United States: 5.4%
15,180,565	Argonaut Gold, Inc. (CAD) * †	27,780,005
10,084,122	Coeur Mining, Inc. *	91,059,622
1,141,191	Gatos Silver, Inc. *	11,377,674
3,968,362	Gold Resource Corp. ‡ †	10,476,476
3,219,587	Golden Star Resources Ltd. * †	9,497,782
20,639,390	Hecla Mining Co.	117,438,129
		267,629,688
Total Common Stocks (Cost: $4,840,210,707)		4,963,715,974
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.2% (Cost: $160,361,435)
Money Market Fund: 3.2%
160,361,435	State Street Navigator Securities Lending Government Money Market Portfolio	160,361,435
Total Investments: 102.9% (Cost: $5,000,572,142)		5,124,077,409
Liabilities in excess of other assets: (2.9)%		(145,312,112)
NET ASSETS: 100.0%		$4,978,765,297

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $237,769,049.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,032,693,613 which represents 20.7% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Metals & Mining	3.7%	$182,012,415
Environmental & Facilities Services	0.4	18,039,380
Gold	74.4	3,695,269,047
Precious Metals & Minerals	3.9	195,676,274
Silver Mining	17.6	872,718,858
	100.0%	$4,963,715,974

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2021 is set forth below:

Affiliates	Value 12/31/20		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/21
Alexco Resource Corp.	$23,466,863		$689,114	$(1,331,222)	$647,138	$—	$(5,432,513)	$18,039,380
Argonaut Gold, Inc.	32,376,438		1,947,564	(1,731,260)	60,112	—	(4,872,849)	—	(b)
Endeavour Silver Corp.	45,123,019		1,040,142	(2,983,241)	1,289,196	—	(2,115,359)	42,353,757
Fortuna Silver Mines, Inc.	76,799,832		4,184,639	(4,548,407)	2,063,421	—	(18,346,724)	60,152,761
Freegold Ventures Ltd.	8,326,263		1,067,086	(395,601)	(161,488)	—	(506,633)	—	(b)
Gold Resource Corp.	10,463,080		1,717,435	(649,664)	9,240	34,843	(1,063,615)	10,476,476
GoldMining, Inc.	18,351,915		18,564,479	(19,525,911)	(289,074)	—	(4,029,845)	13,071,564
Great Panther Silver Ltd.	17,099,397		360,463	(1,317,766)	384,512	—	(1,977,887)	14,548,719
Greatland Gold Plc	111,017,621		4,493,413	(4,856,892)	413,901	—	(52,464,553)	58,603,490
Karora Resources, Inc.	—	(a)	4,116,892	(1,082,391)	374,975	—	(2,245,879)	20,358,611
Metalla Royalty & Streaming Ltd.	26,786,699		356,699	(5,726,885)	(1,382,060)	—	(6,209,128)	—	(b)
Pan American Silver Corp.	371,133,447		17,937,329	(21,952,105)	10,966,852	721,052	(59,381,968)	318,703,555
Sabina Gold and Silver Corp.	43,570,859		570,401	(7,961,203)	(2,813,236)	—	(15,512,217)	—	(b)
Sandstorm Gold Ltd.	70,654,435		4,331,645	(4,050,291)	1,220,573	—	(5,140,302)	67,016,060
Silvercorp Metals, Inc.	59,975,000		2,000,145	(3,667,673)	2,154,060	—	(17,493,120)	—	(b)
SilverCrest Metals, Inc.	—	(a)	9,508,057	(3,924,769)	1,845,200	—	(21,285,975)	57,542,722
Yamana Gold, Inc.	275,275,800		13,347,612	(14,587,925)	6,197,044	1,263,219	(71,375,703)	—	(b)
	$1,190,420,668		$86,233,115	$(100,293,206)	$22,980,366	$2,019,114	$(289,454,270)	$680,867,095

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.
(b)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period

VANECK VECTORS LOW CARBON ENERGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Canada: 5.8%
445,863	Algonquin Power & Utilities Corp. †	$7,063,001
209,587	Ballard Power Systems, Inc. (USD) * †	5,101,348
140,916	Northland Power, Inc. †	5,106,993
		17,271,342
China / Hong Kong: 15.5%
497,500	Byd Co. Ltd. † #	10,763,798
303,000	Flat Glass Group Co. Ltd. † #	925,066
115,200	Ganfeng Lithium Co. Ltd. Reg S 144A #	1,419,439
14,077,000	GCL-Poly Energy Holdings Ltd. * † #	3,613,171
580,777	NIO, Inc. (ADR) *	22,638,687
579,380	Xinjiang Goldwind Science & Technology Co. Ltd. † #	1,099,226
3,166,000	Xinyi Solar Holdings Ltd. #	5,247,561
		45,706,948
Denmark: 12.6%
94,631	Orsted AS Reg S 144A #	15,316,573
105,734	Vestas Wind Systems A/S #	21,864,257
		37,180,830
France: 0.7%
60,037	SunPower Corp. (USD) * †	2,008,238
Germany: 2.2%
168,348	Siemens Gamesa Renewable Energy SA #	6,543,748
South Korea: 5.7%
28,799	Samsung SDI Co. Ltd. #	16,934,444
United States: 57.4%
77,949	Albemarle Corp.	11,389,128
67,530	Array Technologies, Inc. *	2,013,745
96,335	Bloom Energy Corp. * †	2,605,862
82,640	Cree, Inc. * †	8,935,863
192,035	Eaton Corp. Plc	26,554,600
76,030	Enphase Energy, Inc. *	12,329,025
67,465	First Solar, Inc. *	5,889,694
226,985	FuelCell Energy, Inc. * †	3,270,854
136,308	Microchip Technology, Inc.	21,157,728
308,480	ON Semiconductor Corp. *	12,835,853
265,734	Plug Power, Inc. *	9,523,906
38,633	SolarEdge Technologies, Inc. *	11,104,669
147,174	Sunrun, Inc. * †	8,901,083
38,212	Tesla, Inc. *	25,522,941
32,104	Universal Display Corp.	7,601,264
		169,636,215
Total Common Stocks (Cost: $195,596,019)		295,281,765
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.6% (Cost: $4,629,272)
Money Market Fund: 1.6%
4,629,272	State Street Navigator Securities Lending Government Money Market Portfolio	4,629,272
Total Investments: 101.5% (Cost: $200,225,291)		299,911,037
Liabilities in excess of other assets: (1.5)%		(4,517,723)
NET ASSETS: 100.0%		$295,393,314

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $49,163,429.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $83,727,283 which represents 28.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $16,736,012, or 5.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	20.0%	$58,925,426
Energy	3.2	9,523,906
Industrials	26.4	77,954,723
Information Technology	36.8	108,582,576
Materials	4.3	12,808,567
Utilities	9.3	27,486,567
	100.0%	$295,281,765

VANECK VECTORS NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Argentina: 0.0%
1,900	Cresud SACIF y A (ADR)	$9,918
Australia: 7.1%
5,235	AGL Energy Ltd. † #	38,590
30,080	Alumina Ltd. #	40,078
2,108	Ampol Ltd. #	39,572
10,437	APA Group † # (s)	79,912
16,437	Bega Cheese Ltd. #	79,575
37,701	BHP Group Ltd. #	1,311,441
6,447	BlueScope Steel Ltd. #	95,400
23,480	Costa Group Holdings Ltd. #	84,987
6,289	Deterra Royalties Ltd. * #	18,852
9,153	Elders Ltd. #	86,852
25,419	Evolution Mining Ltd. #	79,410
21,278	Fortescue Metals Group Ltd. #	325,186
88,393	Glencore Plc (GBP) #	347,344
13,408	GrainCorp Ltd. * #	53,783
12,148	Newcrest Mining Ltd. #	230,133
17,307	Northern Star Resources Ltd. #	125,714
18,684	Nufarm Ltd. * #	75,807
16,358	Oil Search Ltd. #	51,286
15,579	Origin Energy Ltd. #	55,970
4,240	OZ Minerals Ltd. #	74,160
13,820	Rio Tinto Plc (GBP) #	1,055,143
15,661	Santos Ltd. #	85,002
61,902	South32 Ltd. #	133,218
8,511	Woodside Petroleum Ltd. #	155,993
		4,723,408
Austria: 0.3%
110	Mayr-Melnhof Karton AG	22,676
1,273	OMV AG #	64,655
606	Verbund - Oesterreichische Elektrizis AG † #	44,117
1,599	Voestalpine AG #	66,366
		197,814
Brazil: 3.2%
5,500	Adecoagro SA (USD) *	43,230
1,739	Cia de Saneamento Basico do Estado de Sao Paulo (ADR) †	12,747
8,168	Cia Siderurgica Nacional SA (ADR)	54,726
1,850	Cosan S.A. Industria e Comercio	29,971
13,493	Gerdau SA (ADR)	72,053
14,150	Klabin SA (a)	69,283
15,700	Minerva SA	28,379
16,458	Petroleo Brasileiro S.A. (ADR)	139,564
4,950	SLC Agricola SA	39,158
9,050	Suzano SA	109,938
43,960	Vale SA (ADR)	764,025
6,679	Wheaton Precious Metals Corp. (USD)	255,205
10,053	Yara International ASA (NOK) #	524,737
		2,143,016
British Virgin Islands: 0.1%
33,600	Japfa Ltd. (SGD) #	22,912
15,100	Lee & Man Paper Manufacturing Ltd. (HKD) #	13,920
21,957	Nine Dragons Paper Holdings Ltd. (HKD) #	32,279
		69,111
Burkina Faso: 0.0%
7,071	IAMGOLD Corp. (CAD) * †	21,041
Canada: 9.2%
3,614	Agnico-Eagle Mines Ltd. (USD)	208,925
5,843	Alamos Gold, Inc. †	45,652
3,029	Algonquin Power & Utilities Corp. †	47,983
15,647	B2Gold Corp.	67,351
26,450	Barrick Gold Corp. (USD)	523,710
423	Boralex, Inc.	13,301
5,072	Cameco Corp. (USD)	84,246
10,488	Canadian Natural Resources Ltd. (USD) †	323,765
230	Canadian Solar, Inc. (USD) * †	11,415
765	Canfor Corp. * †	15,844
11,064	Cenovus Energy, Inc.	83,100
17,912	Enbridge, Inc. (USD)	651,997
3,213	Equinox Gold Corp. * †	25,615
3,127	First Majestic Silver Corp. * †	48,764
2,838	Franco-Nevada Corp.	355,617
604	Innergex Renewable Energy, Inc. †	10,558
7,106	Ivanhoe Mines Ltd. * †	36,580
18,719	Kinross Gold Corp. (USD)	124,856
3,989	Kirkland Lake Gold Ltd.	134,696
958	Lundin Gold, Inc. *	7,500
309	Methanex Corp. †	11,400
3,583	NovaGold Resources, Inc. (USD) *	31,387
33,355	Nutrien Ltd. (USD)	1,797,501
2,208	Osisko Gold Royalties Ltd. †	24,314
3,127	Pan American Silver Corp. (USD)	93,904
4,865	Pembina Pipeline Corp. †	140,510
2,787	Pretium Resources, Inc. *	28,916
3,269	SSR Mining, Inc. (USD)	46,681
839	Stella-Jones, Inc.	34,031
13,490	Suncor Energy, Inc. (USD)	281,941
91,467	Sundial Growers, Inc. (USD) * †	103,358
8,648	TC Energy Corp. (USD)	395,646
5,960	Teck Resources Ltd. (USD)	114,313
543	TransAlta Renewables, Inc. †	8,887
3,693	Village Farms International, Inc. * †	48,805
1,018	West Fraser Timber Co. Ltd. †	73,229
14,172	Yamana Gold, Inc. (USD)	61,506
		6,117,804
Chile: 0.8%
14,025	Empresas CMPC SA #	45,143
8,211	Lundin Mining Corp. (CAD)	84,472
7,139	Sociedad Quimica y Minera de Chile SA (ADR) †	378,867
		508,482
China / Hong Kong: 2.4%
50,300	Aluminum Corp. of China Ltd. * #	20,906
18,440	Angang Steel Co. Ltd. † #	9,224
22,500	Astra Agro Lestari Tbk PT #	15,562
22,700	Beijing Enterprises Water Group Ltd. † #	8,643
18,900	China Coal Energy Co. Ltd. #	8,732
21,600	China Gas Holdings Ltd. #	88,679
24,700	China Hongqiao Group Ltd. #	33,034
16,929	China Longyuan Power Group Corp. Ltd. #	23,120
47,200	China Molybdenum Co. Ltd. #	28,816
226,127	China Petroleum & Chemical Corp. #	119,794
29,891	China Shenhua Energy Co. Ltd. #	61,796
366,400	CP Pokphand Co. Ltd. #	47,189
13,700	Guangdong Investment Ltd. #	22,383
91,100	Hong Kong & China Gas Co. Ltd. #	144,441
14,300	Jiangxi Copper Co. Ltd. (Class H) #	27,461
36,100	Kunlun Energy Co. Ltd. #	38,084
10,500	Maanshan Iron and Steel Co. Ltd. (Class H) #	3,594
187,440	PetroChina Co. Ltd. (Class-H) #	67,955
5,100	Shandong Chenming Paper Holdings Ltd. † #	4,727
10,150	Shandong Gold Mining Co. Ltd. Reg S 144A #	19,144
102,800	Sinofert Holdings Ltd. #	13,272
13,100	United Tractors Tbk PT #	19,957
166,664	Wilmar International Ltd. (SGD) #	673,897
12,800	Yanzhou Coal Mining Co. Ltd. #	15,179
17,100	Zhaojin Mining Industry Co. Ltd. #	15,629
84,361	Zijin Mining Group Ltd. #	104,325
		1,635,543
Cyprus: 0.1%
1,456	Novolipetsk Steel PJSC Reg S (GDR) #	46,403
Denmark: 0.9%
2,911	Bakkafrost P/F (NOK) #	231,704
920	Orsted AS Reg S 144A #	148,907
1,027	Vestas Wind Systems A/S #	212,369
		592,980
Egypt: 0.0%
16,337	Centamin Plc (GBP) #	23,435
Finland: 0.6%
2,262	Metsa Board Oyj #	24,684
3,811	Neste Oil Oyj #	202,834
7,807	Stora Enso Oyj (R Shares) † #	145,962
		373,480
France: 1.8%
13,895	Aguas Andinas SA (CLP) #	4,309
271	Neoen SA Reg S 144A * † #	13,615
2,078	Suez #	44,108
409	SunPower Corp. (USD) *	13,681
22,098	Total SA † #	1,032,487
2,712	Veolia Environnement SA #	69,729
141	Voltalia SA * † #	3,810
		1,181,739
Germany: 0.5%
11,422	E.ON SE #	133,407
464	Encavis AG #	8,814
399	Nordex SE * #	12,831
1,143	Siemens Gamesa Renewable Energy SA #	44,429
3,708	Suedzucker AG #	62,991
4,861	ThyssenKrupp AG * #	65,067
157	VERBIO Vereinigte BioEnergie AG #	6,776
		334,315
Greece: 0.0%
236	Terna Energy SA #	3,497
Hungary: 0.0%
4,421	MOL Hungarian Oil & Gas Plc * #	32,067
India: 1.2%
14,298	Reliance Industries Ltd. 144A (GDR) #	790,533
Indonesia: 0.2%
313,319	Golden Agri-Resources Ltd. (SGD) #	49,139
32,800	Indah Kiat Pulp and Paper Corp. Tbk PT #	23,654
146,600	Merdeka Copper Gold Tbk PT #	21,806
15,800	Pabrik Kertas Tjiwi Kimia Tbk PT #	11,364
163,800	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	14,464
		120,427
Ireland: 0.2%
3,289	Smurfit Kappa Group Plc (GBP) #	154,534
Israel: 0.4%
1,108	Energix-Renewable Energies Ltd. #	4,210
40,502	Israel Chemicals Ltd. #	238,038
239	Israel Corp. Ltd. * #	56,267
		298,515
Italy: 0.6%
22,502	ENI S.p.A. #	277,889
18,727	Snam SpA #	104,051
		381,940
Ivory Coast: 0.1%
3,037	Endeavour Mining Corp. (CAD) *	61,206
Japan: 5.2%
3,600	Chubu Electric Power Co., Inc. † #	46,482
1,700	Daio Paper Corp. #	29,284
2,617	Hitachi Metals Ltd. † #	43,287
1,400	Hokuto Corp. † #	26,455
2,200	Idemitsu Kosan Co. Ltd. † #	56,909
9,500	Inpex Corp. #	65,092
7,264	JFE Holdings, Inc. * #	89,806
27,100	JXTG Holdings, Inc. #	123,199
67,200	Kubota Corp. #	1,536,085
5,800	Kumiai Chemical Industry Co. Ltd. † #	52,835
565	Kurita Water Industries Ltd. #	24,324
2,636	Maruha Nichiro Corp. † #	62,628
1,800	Mitsubishi Materials Corp. † #	42,237
6,000	Nippon Meat Packers, Inc. #	258,015
1,300	Nippon Paper Industries Co. Ltd. † #	15,625
12,200	Nippon Steel Corp. * #	208,650
16,214	Nippon Suisan Kaisha Ltd. † #	78,105
14,650	Nisshin Seifun Group, Inc. #	245,289
12,176	Oji Holdings Corp. #	79,110
3,170	Rengo Co. Ltd. † #	27,625
2,200	Sakata Seed Corp. #	81,611
2,283	Sumitomo Forestry Co. Ltd. #	49,554
3,500	Sumitomo Metal Mining Ltd. #	151,982
500	Taki Chemical Co. Ltd. † #	27,259
3,600	Tokyo Gas Co. Ltd. #	80,367
		3,501,815
Kazakhstan: 0.1%
2,721	KAZ Minerals Plc (GBP) #	32,541
831	NAC Kazatomprom JSC Reg S (GDR)	20,443
		52,984
Kyrgyzstan: 0.0%
3,256	Centerra Gold, Inc. (CAD)	28,808
Liechtenstein: 0.2%
4,416	Antofagasta Plc (GBP) #	102,944
Luxembourg: 0.4%
8,893	Arcelormittal * #	256,520
Malaysia: 0.7%
13,751	Genting Plantation Bhd #	30,293
102,994	IOI Corp. Bhd #	104,252
18,378	Kuala Lumpur Kepong Bhd #	102,001
1,400	Petronas Dagangan Bhd #	6,778
31,800	PPB Group Bhd #	142,007
21,200	Press Metal Aluminium Holdings Bhd #	50,711
		436,042
Mexico: 0.7%
2,740	Fresnillo Plc (GBP) #	32,661
12,135	Gruma, SAB de CV	143,167
40,814	Grupo Mexico, SAB de CV	214,358
1,832	Industrias Penoles, SAB de CV	23,605
1,088	Southern Copper Corp. (USD)	73,843
		487,634
Netherlands: 1.2%
4,073	OCI NV * #	88,037
32,782	Royal Dutch Shell Plc (GBP) #	603,915
2,088	Tenaris SA (ADR)	47,377
2,511	Ternium SA (ADR)	97,527
		836,856
Norway: 1.4%
9,509	Equinor ASA #	185,978
26,355	Mowi ASA #	655,859
17,477	Norsk Hydro ASA #	112,475
		954,312
Peru: 0.0%
2,831	Cia de Minas Buenaventura SAA (ADR)	28,395
Poland: 0.2%
1,741	KGHM Polska Miedz SA * #	83,772
2,572	Polski Koncern Naftowy Orlen SA #	41,318
14,312	Polskie Gornictwo Naftowe I Gazownictwo SA #	21,795
		146,885
Portugal: 0.1%
754	EDP Renovaveis SA #	16,133
3,820	Galp Energia, SGPS, SA #	44,381
2,835	Navigator Co. SA #	9,284
		69,798
Russia: 2.7%
6,712	Evraz Plc (GBP) #	53,496
53,397	Gazprom PJSC (ADR) #	318,044
3,371	Lukoil PJSC (ADR) #	272,409
7,696	MMC Norilsk Nickel PJSC (ADR) #	239,840
1,664	Novatek PJSC Reg S (GDR) #	328,502
7,966	PhosAgro PJSC Reg S (GDR) #	138,745
5,616	Polymetal International Plc (GBP) #	109,961
5,625	Rosneft Oil Co. PJSC Reg S (GDR) #	42,507
2,428	Severstal PAO Reg S (GDR) #	48,976
31,599	Surgutneftegas PJSC (ADR) #	141,801
2,281	Tatneft PJSC (ADR) #	108,125
		1,802,406
Saudi Arabia: 0.0%
368	S-Oil Corp. (KRW) * #	26,523
Singapore: 0.3%
422,600	Charoen Pokphand Indonesia Tbk PT #	203,922
South Africa: 2.2%
830	Anglo American Platinum Ltd. #	121,001
15,176	Anglo American Plc (GBP) #	594,885
13,141	Gold Fields Ltd. (ADR)	124,708
7,895	Harmony Gold Mining Co. Ltd. (ADR)	34,422
11,631	Impala Platinum Holdings Ltd. #	214,635
700	Kumba Iron Ore Ltd. † #	28,815
4,247	Northam Platinum Ltd. * #	73,757
5,107	Sasol Ltd. * #	73,762
41,321	Sibanye Stillwater Ltd. † #	183,875
		1,449,860
South Korea: 0.9%
1,092	Hyundai Steel Co. #	46,592
161	Korea Zinc Co. Ltd. #	58,295
1,026	POSCO #	290,723
465	SK Energy Co. Ltd. * #	90,578
417	SK Holdings Co. Ltd. #	104,535
140	Woongjin Coway Co. Ltd. #	8,134
		598,857
Spain: 0.3%
314	Atlantica Sustainable Infrastructure Plc (USD) †	11,502
1,831	Enagas SA #	39,951
12,759	Repsol SA #	158,715
		210,168
Sweden: 0.7%
2,337	Billerudkorsnas AB #	43,554
3,500	Boliden AB #	130,117
1,181	Holmen AB #	51,945
1,442	Lundin Energy AB #	45,443
6,964	SSAB AB (B Shares) * #	33,770
7,643	Svenska Cellulosa AB * † #	135,548
		440,377
Taiwan: 0.4%
161,472	China Steel Corp. #	146,903
15,920	Formosa Petrochemical Corp. #	54,172
44,200	Taiwan Fertilizer Co. Ltd. #	87,714
		288,789
Tanzania: 0.2%
6,201	AngloGold Ashanti Ltd. (ADR)	136,236
Thailand: 0.3%
9,300	Energy Absolute Plc (NVDR) #	18,525
12,300	PTT Exploration & Production PCL (NVDR) #	44,906
93,500	PTT PCL (NVDR) #	122,854
128,200	Thaifoods Group PCL (NVDR) #	22,206
		208,491
Turkey: 0.2%
2,600	Eldorado Gold Corp. (USD) *	28,054
17,470	Eregli Demir ve Celik Fabrikalari TAS #	32,276
2,936	Gubre Fabrikalari TAS * #	26,084
5,467	Hektas Ticaret TAS *	20,055
		106,469
United Kingdom: 3.0%
169,177	BP Plc #	687,738
569	Ceres Power Holdings Plc * #	9,857
58,348	CNH Industrial NV (USD)	912,563
16,628	DS Smith Plc * #	93,512
1,794	ITM Power Plc * † #	11,713
6,191	Mondi Plc #	157,955
2,146	Pennon Group Plc #	28,860
1,214	Severn Trent Plc #	38,645
3,468	United Utilities Group Plc #	44,351
		1,985,194
United States: 48.8%
291	Advanced Drainage Systems, Inc.	30,086
3,599	AGCO Corp.	516,996
187	American States Water Co.	14,141
1,562	American Vanguard Corp.	31,880
923	American Water Works Co., Inc.	138,376
689	AO Smith Corp.	46,583
3,339	APA Corp.	59,768
32,594	Archer-Daniels-Midland Co.	1,857,858
1,114	Atmos Energy Corp.	110,119
6,067	Baker Hughes Co.	131,108
8,181	Bunge Ltd.	648,508
3,525	Cabot Oil & Gas Corp.	66,199
257	California Water Service Group	14,479
2,190	Cal-Maine Foods, Inc.	84,140
12,531	CF Industries Holdings, Inc.	568,657
2,119	Cheniere Energy, Inc. *	152,589
17,028	Chevron Corp.	1,784,364
390	Clearway Energy, Inc. †	10,975
6,384	Cleveland-Cliffs, Inc. *	128,382
3,627	Coeur Mining, Inc. *	32,752
11,982	ConocoPhillips	634,687
549	Continental Resources, Inc. *	14,203
43,589	Corteva, Inc.	2,032,119
562	Cree, Inc. * †	60,769
9,495	Darling Ingredients, Inc. *	698,642
18,358	Deere & Co.	6,868,462
5,597	Devon Energy Corp.	122,294
1,396	Diamondback Energy, Inc.	102,592
703	Domtar Corp. *	25,976
5,163	EOG Resources, Inc.	374,472
1,137	Essential Utilities, Inc.	50,881
602	Evoqua Water Technologies Corp. *	15,833
37,446	Exxon Mobil Corp.	2,090,610
458	First Solar, Inc. *	39,983
7,578	FMC Corp.	838,203
194	Franklin Electric Co., Inc.	15,314
18,665	Freeport-McMoRan, Inc.	614,638
1,776	Fresh Del Monte Produce, Inc.	50,847
1,541	FuelCell Energy, Inc. *	22,206
3,413	Graphic Packaging Holding Co.	61,980
7,819	Halliburton Co.	167,796
7,901	Hecla Mining Co.	44,957
2,416	Hess Corp.	170,956
1,322	HollyFrontier Corp.	47,301
5,271	Howmet Aerospace, Inc. *	169,357
873	Hydrofarm Holdings Group, Inc. *	52,659
1,948	Imperial Oil Ltd. †	47,103
3,924	Ingredion, Inc.	352,846
5,013	International Paper Co.	271,053
206	Itron, Inc. *	18,262
17,220	Kinder Morgan, Inc.	286,713
636	Lindsay Corp.	105,970
1,358	Louisiana-Pacific Corp.	75,315
6,980	Marathon Oil Corp.	74,546
5,760	Marathon Petroleum Corp.	308,102
3,434	National Oilwell Varco, Inc. *	47,114
524	New Fortress Energy, Inc. †	24,057
11,906	Newmont Mining Corp.	717,575
9,970	NextEra Energy, Inc.	753,832
3,466	NiSource, Inc.	83,565
3,863	Nucor Corp.	310,083
8,240	Occidental Petroleum Corp.	219,349
3,936	ONEOK, Inc.	199,398
229	Ormat Technologies, Inc.	17,983
1,209	Packaging Corp. of America	162,586
845	Pentair Plc	52,660
3,864	Phillips 66	315,071
2,853	Pilgrim's Pride Corp. *	67,873
1,916	Pioneer Natural Resources Co.	304,299
2,250	Plug Power, Inc. *	80,640
852	Potlatch Corp.	45,088
1,756	Rayonier, Inc.	56,631
814	Reliance Steel & Aluminum Co.	123,964
201	Renewable Energy Group, Inc. *	13,274
840	Royal Gold, Inc.	90,401
12,312	Schlumberger Ltd.	334,763
14	Seaboard Corp.	51,660
133	SJW Group	8,378
263	SolarEdge Technologies, Inc. *	75,597
9,343	Southern Co.	580,761
2,565	Steel Dynamics, Inc.	130,199
2,025	Targa Resources Corp.	64,294
1,797	The Andersons, Inc.	49,202
20,210	The Mosaic Co.	638,838
6,812	Tractor Supply Co.	1,206,269
17,231	Tyson Foods, Inc.	1,280,263
3,614	Valero Energy Corp.	258,762
140	Watts Water Technologies, Inc.	16,633
3,348	Westrock Co.	174,263
9,534	Weyerhaeuser Co.	339,410
10,735	Williams Cos, Inc.	254,312
917	Xylem, Inc.	96,450
		32,601,104
Zambia: 0.2%
7,068	First Quantum Minerals Ltd. (CAD)	134,685
Total Common Stocks (Cost: $56,413,956)		66,917,282
RIGHTS: 0.0%
Chile: 0.0%
1,227	Sociedad Quimica y Minera de Chile SA (USD 50.05, 04/19/2021) * #	3,804
France: 0.0%
218	Neoen SA (EUR 28.00, 03/31/2021) * † #	945
Italy: 0.0%
17,125	SNAM SPA NPV (EUR 4.46, 04/05/2021) * #	18
Total Rights (Cost: $0)		4,767
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $56,413,956)		66,922,049
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.9% (Cost: $1,261,611)
Money Market Fund: 1.9%
1,261,611	State Street Navigator Securities Lending Government Money Market Portfolio	1,261,611
Total Investments: 102.0% (Cost: $57,675,567)		68,183,660
Liabilities in excess of other assets: (2.0)%		(1,337,570)
NET ASSETS: 100.0%		$66,846,090

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
CLP	Chilean Peso
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
KRW	Korean Won
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

(a)	Units, each consists of one ordinary share and four preferred shares.
(s)	Stapled security, each share consists of one unit of Australian Pipeline Trust and one unit of APT Investment Trust.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,525,376.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $23,913,253 which represents 35.8% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $972,199, or 1.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	1.9%	$1,263,957
Consumer Staples	13.3	8,880,276
Energy	26.2	17,560,528
Health Care	0.1	103,358
Industrials	16.4	10,946,842
Information Technology	0.3	219,707
Materials	36.3	24,267,163
Real Estate	0.7	451,047
Utilities	4.8	3,229,171
	100.0%	$66,922,049

VANECK VECTORS OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Australia: 3.8%
39,502	Ampol Ltd. #	$741,542
Austria: 4.6%
18,074	OMV AG #	917,971
Finland: 5.9%
22,005	Neste Oil Oyj #	1,171,181
Hungary: 4.5%
122,471	MOL Hungarian Oil & Gas Plc * #	888,327
India: 7.8%
28,002	Reliance Industries Ltd. 144A (GDR) #	1,548,224
Japan: 12.4%
15,700	Cosmo Energy Holdings Co. Ltd. #	375,691
35,468	Idemitsu Kosan Co. Ltd. † #	917,473
254,700	JXTG Holdings, Inc. #	1,157,894
		2,451,058
New Zealand: 1.2%
120,143	Z Energy Ltd. * #	238,401
Poland: 5.6%
23,612	Grupa Lotos SA #	259,578
52,503	Polski Koncern Naftowy Orlen SA #	843,429
		1,103,007
Portugal: 4.5%
75,729	Galp Energia, SGPS, SA #	879,815
Saudi Arabia: 3.5%
9,484	S-Oil Corp. (KRW) * #	683,555
South Korea: 7.9%
2,018	Hyundai Heavy Industries Holdings Co. Ltd. #	520,788
5,327	SK Energy Co. Ltd. * #	1,037,655
		1,558,443
Taiwan: 4.5%
264,000	Formosa Petrochemical Corp. #	898,337
Thailand: 4.8%
2,887,500	IRPC PCL (NVDR) #	345,093
304,900	Thai Oil PCL (NVDR) #	594,725
		939,818
Turkey: 1.8%
33,345	Tupras-Turkiye Petrol Rafinerileri AS *	362,610
United States: 27.0%
11,428	Delek US Holdings, Inc. *	248,902
23,144	HollyFrontier Corp.	828,092
25,352	Marathon Petroleum Corp.	1,356,079
16,303	PBF Energy, Inc. *	230,687
19,060	Phillips 66	1,554,152
15,537	Valero Energy Corp.	1,112,449
		5,330,361
Total Common Stocks (Cost: $19,748,648)		19,712,650
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2% (Cost: $35,361)
Money Market Fund: 0.2%
35,361	State Street Navigator Securities Lending Government Money Market Portfolio	35,361
Total Investments: 100.0% (Cost: $19,784,009)		19,748,011
Liabilities in excess of other assets: (0.0)%		(7,632)
NET ASSETS: 100.0%		$19,740,379

Definitions:

GDR	Global Depositary Receipt
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $869,152.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $14,019,679 which represents 71.0% of net assets.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,548,224, or 7.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	97.4%	$19,191,862
Industrials	2.6	520,788
	100.0%	$19,712,650

VANECK VECTORS OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Netherlands: 5.7%
3,010,465	Tenaris SA (ADR) †	$68,307,451
United Kingdom: 5.0%
7,749,707	TechnipFMC Plc (USD)	59,827,738
United States: 89.2%
3,453,170	Baker Hughes Co.	74,623,004
1,304,105	Cactus, Inc.	39,931,695
2,595,188	ChampionX Corp. *	56,393,435
967,801	Core Laboratories NV	27,862,991
263,793	DMC Global, Inc. *	14,313,408
620,794	Dril-Quip, Inc. *	20,628,985
4,142,799	Frank's International NV *	14,706,936
8,185,222	Halliburton Co.	175,654,864
3,387,205	Helix Energy Solutions Group, Inc. * †	17,105,385
1,912,534	Helmerich & Payne, Inc.	51,561,917
4,024,191	Liberty Oilfield Services, Inc. * †	45,433,116
205,603	Nabors Industries Ltd. *	19,213,600
3,782,845	National Oilwell Varco, Inc. *	51,900,633
2,786,595	NexTier Oilfield Solutions, Inc. *	10,366,133
2,421,028	Oceaneering International, Inc.	27,648,140
1,441,654	Oil States International, Inc. *	8,693,174
4,568,756	Patterson-UTI Energy, Inc.	32,575,230
1,980,721	ProPetro Holding Corp. *	21,114,486
3,535,101	RPC, Inc. †	19,089,545
9,408,330	Schlumberger Ltd.	255,812,493
2,315,117	Select Energy Services, Inc. *	11,529,283
13,547,087	Transocean Ltd. * †	48,092,159
1,698,057	US Silica Holdings, Inc. *	20,869,121
		1,065,119,733
Total Common Stocks (Cost: $1,322,931,030)		1,193,254,922
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2% (Cost: $2,972,319)
Money Market Fund: 0.2%
2,972,319	State Street Navigator Securities Lending Government Money Market Portfolio	2,972,319
Total Investments: 100.1% (Cost: $1,325,903,349)		1,196,227,241
Liabilities in excess of other assets: (0.1)%		(1,518,620)
NET ASSETS: 100.0%		$1,194,708,621

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $15,791,714.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Oil & Gas Drilling	12.7%	$151,442,906
Oil & Gas Equipment & Services	87.3	1,041,812,016
	100.0%	$1,193,254,922

VANECK VECTORS RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Australia: 26.3%
16,551,645	Galaxy Resources Ltd. * #	$32,100,501
5,378,057	Iluka Resources Ltd. #	29,704,315
8,711,877	Lynas Rare Earths Ltd. * † #	41,147,828
8,371,386	Orocobre Ltd. * † #	30,519,455
37,956,131	Pilbara Minerals Ltd. * † #	30,439,543
		163,911,642
Canada: 4.6%
1,772,985	Lithium Americas Corp. (USD) *	28,491,869
China / Hong Kong: 42.4%
55,600,952	China Molybdenum Co. Ltd. #	45,112,437
13,908,170	China Northern Rare Earth Group High-Tech Co. Ltd. * #	40,789,649
2,787,600	Ganfeng Lithium Co. Ltd. Reg S 144A † #	34,347,458
31,351,711	Jinduicheng Molybdenum Co. Ltd. #	28,754,534
14,425,927	Shenghe Resources Holding Co. Ltd. * #	38,491,589
10,571,087	Xiamen Tungsten Co. Ltd. #	29,676,137
4,465,430	Zhejiang Huayou Cobalt Co. Ltd. * #	47,254,685
		264,426,489
France: 4.8%
421,013	Eramet SA * #	29,913,344
Japan: 2.2%
1,522,347	Toho Titanium Co. Ltd. † #	13,739,512
Netherlands: 4.7%
727,863	AMG Advanced Metallurgical † #	29,215,663
United States: 15.1%
1,323,233	AXT, Inc. *	15,428,897
1,537,953	Livent Corp. * †	26,637,346
711,448	MP Materials Corp. * †	25,576,556
1,463,106	Tronox Holdings Plc	26,774,840
		94,417,639
Total Common Stocks (Cost: $512,591,276)		624,116,158
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.9% (Cost: $24,397,009)
Money Market Fund: 3.9%
24,397,009	State Street Navigator Securities Lending Government Money Market Portfolio	24,397,009
Total Investments: 104.0% (Cost: $536,988,285)		648,513,167
Liabilities in excess of other assets: (4.0)%		(24,771,832)
NET ASSETS: 100.0%		$623,741,335

Definitions:

USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $76,750,899.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $501,206,650 which represents 80.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $34,347,458, or 5.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Information Technology	2.5%	$15,428,897
Materials	97.5	608,687,261
	100.0%	$624,116,158

VANECK VECTORS RUSSIA ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.4%
Banks: 14.2%
8,901,004	Sberbank of Russia PJSC (ADR) #	$136,857,102
1,498,903	TCS Group Holding Plc Reg S (GDR) #	86,870,824
17,994,740	VTB Bank PJSC Reg S (GDR) #	19,614,393
		243,342,319
Diversified Financials: 2.1%
15,276,232	Moscow Exchange MICEX-RTS PJSC #	35,199,985
Energy: 33.4%
21,832,909	Gazprom PJSC (ADR) #	130,041,413
1,449,102	Lukoil PJSC (ADR) #	117,101,270
514,162	Novatek PJSC Reg S (GDR) #	101,504,244
11,391,939	Rosneft Oil Co. PJSC Reg S (GDR) #	86,086,229
10,333,926	Surgutneftegas PJSC (ADR) #	46,373,617
1,916,225	Tatneft PJSC (ADR) #	90,833,626
		571,940,399
Food & Staples Retailing: 5.9%
4,009,063	Magnit OJSC Reg S (GDR) #	60,101,563
1,288,236	X5 Retail Group NV Reg S (GDR) #	41,528,450
		101,630,013
Materials: 26.7%
28,972,930	Alrosa PJSC #	40,597,179
6,236,841	Evraz Plc (GBP) #	49,708,585
3,560,374	MMC Norilsk Nickel PJSC (ADR) #	110,956,510
1,317,520	Novolipetsk Steel PJSC Reg S (GDR) #	41,989,181
1,393,593	PhosAgro PJSC Reg S (GDR) #	24,272,481
3,762,767	Polymetal International Plc (GBP) #	73,674,645
755,684	Polyus PJSC Reg S (GDR) #	69,528,714
2,229,287	Severstal PAO Reg S (GDR) #	44,967,577
		455,694,872
Media & Entertainment: 6.3%
1,318,281	Mail.ru Group Ltd. Reg S (GDR) * #	30,119,260
1,205,933	Yandex NV (USD) * †	77,252,068
		107,371,328
Retailing: 3.8%
1,156,298	Ozon Holdings Plc (ADR) * †	64,833,629
Telecommunication Services: 4.4%
4,971,166	Mobile TeleSystems PJSC (ADR)	41,459,524
12,155,149	Rostelecom PJSC #	17,335,617
8,943,334	VEON Ltd. (ADR) †	15,829,701
		74,624,842
Utilities: 1.6%
410,695,510	Inter Rao Ues PJSC #	27,873,162
7,410,870	Irkutsk Electronetwork Co. JSC (USD) * # ∞	37,573
		27,910,735
Total Common Stocks (Cost: $1,572,550,319)		1,682,548,122
PREFERRED STOCK: 1.6% (Cost: $32,279,170)
Energy: 1.6%
14,208	AK Transneft OAO, 7.86% #	27,558,989
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $1,604,829,489)		1,710,107,111
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.6% (Cost: $43,988,073)
Money Market Fund: 2.6%
43,988,073	State Street Navigator Securities Lending Government Money Market Portfolio	43,988,073
Total Investments: 102.6% (Cost: $1,648,817,562)		1,754,095,184
Liabilities in excess of other assets: (2.6)%		(43,642,672)
NET ASSETS: 100.0%		$1,710,452,512

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $109,326,926.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,510,732,189 which represents 88.3% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	10.6%	$181,996,170
Consumer Discretionary	3.8	64,833,629
Consumer Staples	5.9	101,630,013
Energy	35.1	599,499,388
Financials	16.3	278,542,304
Materials	26.7	455,694,872
Utilities	1.6	27,910,735
	100.0%	$1,710,107,111

VANECK VECTORS RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.3%
Banks: 6.6%
22,405,300	Credit Bank of Moscow PJSC * #	$2,112,475
Commercial & Professional Services: 8.8%
44,916	HeadHunter Group Plc (ADR) †	1,523,551
13,103,900	Novorossiysk Commercial Sea Port PJSC #	1,329,303
		2,852,854
Consumer Services: 1.7%
4,844,000	Summit Ascent Holdings Ltd. * † #	537,833
Diversified Financials: 4.9%
9,663	Safmar Financial Investment * #	62,582
120,078	VNV Global AB (SEK) * #	1,504,038
		1,566,620
Energy: 6.1%
1,445,800	Sovcomflot OAO * #	1,727,323
236,565	TMK PJSC #	252,348
		1,979,671
Food & Staples Retailing: 3.7%
363,498	Lenta Plc (GDR) * #	1,180,828
Materials: 13.8%
4,322,183	Eurasia Mining Plc (GBP) *	1,783,032
640,975	Mechel PJSC * #	577,094
4,018,728	Petropavlovsk Plc (GBP) * † #	1,322,120
220,075	Raspadskaya OJSC #	550,677
362,000	Seligdar PJSC #	206,751
		4,439,674
Real Estate: 9.4%
728,795	Etalon Group Plc Reg S (GDR) #	1,176,762
169,673	LSR Group PJSC #	1,855,177
		3,031,939
Retailing: 10.2%
1,376,428	Detsky Mir PJSC Reg S 144A #	2,600,399
70,811	M.Video PJSC #	682,224
		3,282,623
Software & Services: 3.5%
106,936	QIWI Plc (ADR) †	1,138,868
Telecommunication Services: 7.8%
278,161	Sistema PJSFC Reg S (GDR) #	2,514,520
Transportation: 11.1%
2,410,122	Aeroflot PJSC * #	2,146,829
216,840	Globaltrans Investment Plc Reg S (GDR) #	1,444,976
		3,591,805
Utilities: 11.7%
28,467,800	Mosenergo PJSC #	860,267
106,780,600	OGK-2 PJSC #	1,113,898
2,484,400,000	TGC-1 PJSC #	381,351
36,124,000	Unipro PJSC #	1,410,608
		3,766,124
Total Common Stocks (Cost: $29,423,363)		31,995,834
PREFERRED STOCK: 1.6% (Cost: $503,473)
Utilities: 1.6%
250,476	Rosseti Lenenergo PJSC, 8.85%	510,778
Total Investments Before Collateral for Securities Loaned: 100.9% (Cost: $29,926,836)		32,506,612
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.7% (Cost: $1,829,852)
Money Market Fund: 5.7%
1,829,852	State Street Navigator Securities Lending Government Money Market Portfolio	1,829,852
Total Investments: 106.6% (Cost: $31,756,688)		34,336,464
Liabilities in excess of other assets: (6.6)%		(2,137,937)
NET ASSETS: 100.0%		$32,198,527

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
SEK	Swedish Krona

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,242,110.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $27,550,383 which represents 85.6% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $2,600,399, or 8.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	7.7%	$2,514,520
Consumer Discretionary	11.8	3,820,456
Consumer Staples	3.6	1,180,828
Energy	6.1	1,979,671
Financials	11.3	3,679,095
Industrials	19.8	6,444,659
Information Technology	3.5	1,138,868
Materials	13.7	4,439,674
Real Estate	9.3	3,031,939
Utilities	13.2	4,276,902
	100.0%	$32,506,612

VANECK VECTORS STEEL ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Australia: 14.6%
250,944	Rio Tinto Plc (ADR) †	$19,485,802
Brazil: 22.5%
871,499	Cia Siderurgica Nacional SA (ADR) †	5,839,043
881,994	Gerdau SA (ADR)	4,709,848
1,126,055	Vale SA (ADR)	19,570,836
		30,119,727
China / Hong Kong: 0.1%
14,823	ZK International Group Co. Ltd. (USD) *	138,150
India: 4.5%
480,743	Vedanta Ltd. (ADR) †	6,042,940
Luxembourg: 7.7%
352,728	ArcelorMittal SA (USD) †	10,289,076
Netherlands: 9.0%
261,269	Tenaris SA (ADR)	5,928,194
158,000	Ternium SA (ADR)	6,136,720
		12,064,914
South Korea: 6.5%
120,378	POSCO (ADR)	8,691,292
United States: 35.1%
97,423	Allegheny Technologies, Inc. *	2,051,728
36,893	Carpenter Technology Corp.	1,518,147
343,567	Cleveland-Cliffs, Inc. *	6,909,132
92,233	Commercial Metals Co.	2,844,466
25,020	Gibraltar Industries, Inc. *	2,289,580
102,919	Nucor Corp.	8,261,308
38,442	Reliance Steel & Aluminum Co.	5,854,332
29,280	Ryerson Holding Corp. *	498,931
20,941	Schnitzer Steel Industries, Inc.	875,124
121,299	Steel Dynamics, Inc.	6,157,137
63,608	SunCoke Energy, Inc.	445,892
34,701	TimkenSteel Corp. *	407,737
205,185	United States Steel Corp.	5,369,691
39,444	Warrior Met Coal, Inc.	675,676
40,112	Worthington Industries, Inc.	2,691,114
		46,849,995
Total Common Stocks (Cost: $114,094,354)		133,681,896
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.1% (Cost: $4,137,366)
Money Market Fund: 3.1%
4,137,366	State Street Navigator Securities Lending Government Money Market Portfolio	4,137,366
Total Investments: 103.1% (Cost: $118,231,720)		137,819,262
Liabilities in excess of other assets: (3.1)%		(4,107,453)
NET ASSETS: 100.0%		$133,711,809

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $34,875,963.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	4.4%	$5,928,194
Industrials	1.7	2,289,580
Materials	93.9	125,464,122
	100.0%	$133,681,896

VANECK VECTORS UNCONVENTIONAL OIL & GAS ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Canada: 17.0%
40,010	ARC Resources Ltd. †	$245,755
101,519	Cenovus Energy, Inc. (USD) *	763,423
64,870	Crescent Point Energy Corp. (USD) †	270,508
28,585	Enerplus Corp. (USD)	143,211
10,805	PrairieSky Royalty Ltd. †	116,488
27,782	Seven Generations Energy Ltd. *	187,888
34,313	Tourmaline Oil Corp.	653,035
65,026	Whitecap Resources, Inc. †	285,590
		2,665,898
United States: 83.1%
27,123	Antero Resources Corp. *	276,655
30,473	APA Corp.	545,467
32,748	Cabot Oil & Gas Corp.	615,007
11,331	Cimarex Energy Co.	672,948
17,718	CNX Resources Corp. *	260,455
22,716	ConocoPhillips	1,203,267
9,326	Continental Resources, Inc. *	241,264
42,358	Devon Energy Corp.	925,522
9,381	Diamondback Energy, Inc.	689,410
15,725	EOG Resources, Inc.	1,140,534
27,361	EQT Corp. *	508,367
2,747	Extraction Oil & Gas, Inc. *	98,727
13,129	Hess Corp.	929,008
62,318	Marathon Oil Corp.	665,556
9,887	Matador Resources Co.	231,850
13,626	Murphy Oil Corp.	223,603
8,455	National Fuel Gas Co.	422,665
37,354	Occidental Petroleum Corp.	994,364
22,354	Ovintiv, Inc.	532,472
8,986	PDC Energy, Inc. *	309,118
8,516	Pioneer Natural Resources Co.	1,352,511
19,810	Range Resources Corp. *	204,637
		13,043,407
Total Common Stocks (Cost: $20,873,664)		15,709,305
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.8% (Cost: $135,256)
Money Market Fund: 0.8%
135,256	State Street Navigator Securities Lending Government Money Market Portfolio	135,256
Total Investments: 100.9% (Cost: $21,008,920)		15,844,561
Liabilities in excess of other assets: (0.9)%		(146,765)
NET ASSETS: 100.0%		$15,697,796

Definitions:

USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $634,930.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gas Utilities	2.7%	$422,665
Integrated Oil & Gas	11.2	1,757,787
Oil & Gas Exploration & Production	86.1	13,528,853
	100.0%	$15,709,305

VANECK VECTORS URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Canada: 6.4%
58,434	Cameco Corp. (USD)	$970,589
86,619	NexGen Energy Ltd. * †	312,196
26,125	Uranium Participation Corp. *	113,284
		1,396,069
Czech Republic: 4.4%
38,994	CEZ AS #	965,089
Finland: 5.0%
40,492	Fortum Oyj #	1,083,900
France: 4.9%
79,960	Electricite de France SA #	1,074,978
Italy: 4.5%
36,611	Endesa SA #	972,429
Japan: 14.4%
44,800	Hokuriku Electric Power Co. #	307,670
86,300	Kansai Electric Power Co., Inc. #	937,556
98,700	Kyushu Electric Power Co., Inc. #	976,630
276,200	Tokyo Electric Power Co., Inc. * #	925,167
		3,147,023
Kazakhstan: 1.8%
15,691	NAC Kazatomprom JSC Reg S (GDR)	385,999
South Korea: 4.9%
4,465	KEPCO Plant Service & Engineering Co. Ltd. #	124,528
92,324	Korea Electric Power Corp. (ADR) * †	947,244
		1,071,772
United States: 53.7%
10,575	BWX Technologies, Inc.	697,315
22,845	Dominion Energy, Inc.	1,735,306
18,422	Duke Energy Corp.	1,778,276
32,499	Energy Fuels, Inc. * †	184,594
13,282	Entergy Corp.	1,321,161
34,960	Exelon Corp.	1,529,150
100,335	PG&E Corp. * †	1,174,923
11,991	Pinnacle West Capital Corp.	975,468
15,995	PNM Resources, Inc.	784,555
23,535	Public Service Enterprise Group, Inc.	1,417,042
44,900	Uranium Energy Corp. * †	128,414
		11,726,204
Total Common Stocks (Cost: $19,021,102)		21,823,463
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.7% (Cost: $594,063)
Money Market Fund: 2.7%
594,063	State Street Navigator Securities Lending Government Money Market Portfolio	594,063
Total Investments: 102.7% (Cost: $19,615,165)		22,417,526
Liabilities in excess of other assets: (2.7)%		(599,473)
NET ASSETS: 100.0%		$21,818,053

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,915,631.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $7,367,947 which represents 33.8% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	9.1%	$1,981,792
Financials	0.5	113,284
Industrials	3.8	821,843
Utilities	86.6	18,906,544
	100.0%	$21,823,463

VANECK VECTORS VIETNAM ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Banks: 5.3%
6,258,632	Bank for Foreign Trade of Vietnam JSC #	$25,776,936
Capital Goods: 3.9%
5,151,480	Hoang Huy Investment Financial Services JSC #	5,142,733
48,345,000	JAKS Resources Bhd (MYR) * #	7,297,349
5,934,925	Vietnam Electrical Equipment * #	6,141,297
		18,581,379
Consumer Durables & Apparel: 10.6%
1,298,160	Eclat Textile Co. Ltd. #	21,879,146
3,095,000	Feng TAY Enterprise Co. Ltd. #	21,208,448
440,709	Hansae Co. Ltd. (KRW) #	7,845,825
		50,933,419
Diversified Financials: 3.2%
11,064,315	Saigon Securities, Inc. #	15,272,395
Food, Beverage & Tobacco: 14.6%
6,090,530	Masan Group Corp. #	24,473,651
9,599,581	Thanh Thanh Cong Tay Ninh JSC #	9,371,784
8,599,241	Vietnam Dairy Products JSC #	36,751,627
		70,597,062
Health Care Equipment & Services: 5.0%
949,400	MANI, Inc. † #	23,944,378
Insurance: 1.7%
3,127,196	Bao Viet Holdings #	8,107,637
Materials: 6.5%
15,490,702	Hoa Phat Group JSC #	31,469,821
Real Estate: 26.5%
4,262,300	Kinh Bac City Development Share Holding Corp. * #	7,086,117
7,903,481	No Va Land Investment Group Corp. * #	27,606,629
13,254,222	Vincom Retail JSC * #	18,855,788
8,201,722	Vingroup JSC * #	42,021,499
7,614,752	Vinhomes JSC Reg S 144A * #	32,210,537
		127,780,570
Technology Hardware & Equipment: 18.7%
770,127	BH Co. Ltd. (KRW) #	12,275,077
897,104	Dreamtech Co. Ltd. (KRW) #	7,539,569
306,552	INTOPS Co. Ltd. (KRW) #	8,387,342
590,709	KH Vatec Co. Ltd. (KRW) * #	11,674,260
422,573	MCNEX Co. Ltd. (KRW) #	20,833,506
369,529	Seojin System Co. Ltd. (KRW) #	15,258,936
2,207,303	Synopex, Inc. (KRW) * #	7,209,912
393,889	UTI, Inc. (KRW) #	7,170,719
		90,349,321
Transportation: 2.2%
1,867,240	Vietjet Aviation JSC #	10,503,551
Utilities: 1.8%
15,177,710	PetroVietnam Power Corp. * #	8,720,637
Total Common Stocks (Cost: $339,225,130)		482,037,106
EXCHANGE TRADED FUND: 0.0% (Cost: $42,158)
62,610	VFMVN Diamond ETF *	53,968
Total Investments: 100.0% (Cost: $339,267,288)		482,091,074
Other assets less liabilities: 0.0%		21,536
NET ASSETS: 100.0%		$482,112,610

Definitions:

KRW	Korean Won
MYR	Malaysian Ringgit

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $252,205.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $482,037,106 which represents 100.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $32,210,537, or 6.7% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	10.6%	$50,933,419
Consumer Staples	14.7	70,597,062
Exchange Traded Fund	0.0	53,968
Financials	10.2	49,156,968
Health Care	5.0	23,944,378
Industrials	6.0	29,084,930
Information Technology	18.7	90,349,321
Materials	6.5	31,469,821
Real Estate	26.5	127,780,570
Utilities	1.8	8,720,637
	100.0%	$482,091,074